UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Small Cap Index VIP
	Shares	Value ($)
Consumer Discretionary 13.4%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	16,913	230,863
Cooper Tire & Rubber Co.	15,823	406,018
Dana Holding Corp.	37,539	669,320
Dorman Products, Inc. (a)	6,227	231,707
Drew Industries, Inc.	4,825	175,196
Exide Technologies*	19,594	52,904
Federal-Mogul Corp.*	4,957	29,891
Fuel Systems Solutions, Inc.*	3,620	59,621
Gentherm, Inc.*	7,434	121,769
Modine Manufacturing Co.*	11,933	108,590
Shiloh Industries, Inc.	1,452	15,638
Spartan Motors, Inc.	8,198	43,531
Standard Motor Products, Inc.	5,046	139,875
Stoneridge, Inc.*	6,776	51,701
Superior Industries International, Inc.	5,800	108,344
Tenneco, Inc.*	15,415	605,964
Tower International, Inc.*	1,701	23,814

		3,074,746
Automobiles 0.0%
Winnebago Industries, Inc.*	7,479	154,366
Distributors 0.2%
Core-Mark Holding Co., Inc.	2,935	150,595
Pool Corp.	12,058	578,784
VOXX International Corp.*	4,797	51,376
Weyco Group, Inc.	1,795	43,995

		824,750
Diversified Consumer Services 1.1%
American Public Education, Inc.*	4,553	158,854
Ascent Capital Group, Inc. "A"*	3,595	267,612
Bridgepoint Education, Inc.*	4,291	43,897
Bright Horizons Family Solutions, Inc.*	2,990	101,032
Capella Education Co.*	3,298	102,700
Career Education Corp.*	12,568	29,786
Carriage Services, Inc.	3,900	82,875
Coinstar, Inc.* (a)	7,059	412,387
Collectors Universe, Inc. (a)	1,449	17,055
Corinthian Colleges, Inc.* (a)	20,624	43,311
Education Management Corp.* (a)	7,160	26,277
Grand Canyon Education, Inc.*	10,131	257,226
Hillenbrand, Inc.	13,994	353,768
K12, Inc.*	6,676	160,958
LifeLock, Inc.*	4,675	45,020
Lincoln Educational Services Corp.	5,887	34,498
Mac-Gray Corp.	3,169	40,563
Matthews International Corp. "A"	7,133	248,870
National American University Holdings, Inc.	2,172	8,471
Regis Corp. (a)	14,581	265,229
Sotheby's	17,191	643,115
Steiner Leisure Ltd.*	3,828	185,122
Stewart Enterprises, Inc. "A"	19,249	178,823
Strayer Education, Inc. (a)	3,001	145,188
Universal Technical Institute, Inc.	5,638	71,208

		3,923,845
Hotels, Restaurants & Leisure 3.0%
AFC Enterprises, Inc.*	6,131	222,739
Ameristar Casinos, Inc.	8,369	219,519
Biglari Holdings, Inc.*	306	114,196
BJ's Restaurants, Inc.* (a)	6,226	207,201
Bloomin' Brands, Inc.*	4,521	80,790
Bluegreen Corp.*	3,840	37,786
Bob Evans Farms, Inc.	7,409	315,772
Boyd Gaming Corp.* (a)	14,240	117,765
Bravo Brio Restaurant Group, Inc.*	4,916	77,820
Buffalo Wild Wings, Inc.*	4,713	412,529
Caesars Entertainment Corp.* (a)	9,026	143,152
Carrols Restaurant Group, Inc.*	3,530	18,321
CEC Entertainment, Inc.	4,604	150,781
Churchill Downs, Inc.	3,286	230,151
Chuy's Holdings, Inc.*	1,760	57,341
Cracker Barrel Old Country Store, Inc.	4,896	395,842
Del Frisco's Restaurant Group, Inc.*	1,522	25,265
Denny's Corp.*	24,527	141,521
DineEquity, Inc.	3,884	267,180
Domino's Pizza, Inc.	14,708	756,580
Einstein Noah Restaurant Group, Inc.	1,466	21,741
Fiesta Restaurant Group, Inc.*	4,019	106,785
Frisch's Restaurants, Inc.	838	15,034
Ignite Restaurant Group, Inc.*	1,775	26,057
International Speedway Corp. "A"	6,994	228,564
Interval Leisure Group, Inc.	9,748	211,922
Isle of Capri Casinos, Inc.*	5,455	34,312
Jack in the Box, Inc.*	11,238	388,722
Jamba, Inc.* (a)	19,954	56,869
Krispy Kreme Doughnuts, Inc.*	14,938	215,705
LIFE TIME FITNESS, Inc.*	10,887	465,746
Luby's, Inc.*	5,004	37,430
Marcus Corp.	4,894	61,126
Marriott Vacations Worldwide Corp.*	6,754	289,814
Monarch Casino & Resort, Inc.*	2,265	22,038
Morgans Hotel Group Co.*	5,613	33,229
MTR Gaming Group, Inc.*	6,053	19,975
Multimedia Games Holding Co., Inc.*	7,067	147,488
Nathan's Famous, Inc.*	715	30,209
Orient-Express Hotels Ltd. "A"*	24,535	241,915
Papa John's International, Inc.*	4,289	265,146
Pinnacle Entertainment, Inc.*	14,952	218,598
Premier Exhibitions, Inc.*	6,895	18,341
Red Lion Hotels Corp.*	3,771	26,812
Red Robin Gourmet Burgers, Inc.*	3,788	172,733
Ruby Tuesday, Inc.* (a)	16,165	119,136
Ruth's Hospitality Group, Inc.*	8,660	82,616
Scientific Games Corp. "A"*	13,015	113,881
SHFL Entertainment, Inc.*	13,940	230,986
Six Flags Entertainment Corp.	9,380	679,862
Sonic Corp.*	14,250	183,540
Speedway Motorsports, Inc.	2,904	52,243
Texas Roadhouse, Inc.	15,893	320,880
The Cheesecake Factory, Inc. (a)	13,727	529,999
Town Sports International Holdings, Inc.	5,755	54,442
Vail Resorts, Inc. (a)	9,141	569,667
WMS Industries, Inc.*	13,975	352,310

		10,638,124
Household Durables 1.2%
American Greetings Corp. "A" (a)	8,169	131,521
Bassett Furniture Industries, Inc.	2,641	42,150
Beazer Homes U.S.A., Inc.* (a)	6,236	98,778
Blyth, Inc. (a)	2,728	47,358
Cavco Industries, Inc.*	1,733	82,439
CSS Industries, Inc.	2,392	62,120
Ethan Allen Interiors, Inc. (a)	6,091	200,516
Flexsteel Industries, Inc.	1,212	29,985
Helen of Troy Ltd.*	8,043	308,529
Hooker Furniture Corp.	2,568	40,934
Hovnanian Enterprises, Inc. "A"* (a)	26,738	154,278
iRobot Corp.*	6,894	176,900
KB HOME (a)	20,892	454,819
La-Z-Boy, Inc.	13,101	247,216
Libbey, Inc.*	5,245	101,386
Lifetime Brands, Inc.	2,536	28,936
M.D.C. Holdings, Inc.	9,735	356,788
M/I Homes, Inc.*	6,122	149,683
Meritage Homes Corp.*	7,769	364,055
NACCO Industries, Inc. "A"	1,430	76,305
Ryland Group, Inc. (a)	11,337	471,846
Skullcandy, Inc.*	4,347	22,952
Standard Pacific Corp.* (a)	29,303	253,178
TRI Pointe Homes, Inc.*	3,991	80,419
Universal Electronics, Inc.*	3,701	86,048
Zagg, Inc.* (a)	6,162	44,859

		4,113,998
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	6,901	34,298
Blue Nile, Inc.*	3,098	106,726
CafePress, Inc.*	1,242	7,464
Geeknet, Inc.*	1,184	17,488
HSN, Inc.	9,088	498,568
Kayak Software Corp.*	918	36,683
NutriSystem, Inc.	7,038	59,682
Orbitz Worldwide, Inc.*	5,489	31,342
Overstock.com, Inc.*	2,996	36,911
PetMed Express, Inc. (a)	4,977	66,767
Shutterfly, Inc.* (a)	9,087	401,373
U.S. Auto Parts Network, Inc.*	4,076	4,891
Vitacost.com, Inc.*	5,231	37,820

		1,340,013
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	3,262	142,549
Black Diamond, Inc.*	5,017	45,705
Brunswick Corp.	22,672	775,836
Callaway Golf Co. (a)	16,358	108,290
JAKKS Pacific, Inc.	5,609	58,838
Johnson Outdoors, Inc. "A"*	1,520	36,237
LeapFrog Enterprises, Inc.* (a)	12,885	110,295
Marine Products Corp.	3,050	22,448
Smith & Wesson Holding Corp.* (a)	16,285	146,565
Steinway Musical Instruments, Inc.*	1,732	41,603
Sturm, Ruger & Co., Inc. (a)	4,852	246,142

		1,734,508
Media 1.3%
Arbitron, Inc.	6,716	314,779
Beasley Broadcast Group, Inc. "A"	1,185	6,991
Belo Corp. "A"	23,588	231,870
Carmike Cinemas, Inc.*	4,435	80,362
Central European Media Enterprises Ltd. "A"*	9,084	38,334
Crown Media Holdings, Inc. "A"*	7,874	16,142
Cumulus Media, Inc. "A"* (a)	14,989	50,513
Daily Journal Corp.*	263	29,193
Digital Generation, Inc.* (a)	7,038	45,254
Entercom Communications Corp. "A"*	6,479	48,204
Entravision Communications Corp. "A"	13,431	42,845
Fisher Communications, Inc.	2,319	90,998
Global Sources Ltd.*	5,067	38,307
Harte-Hanks, Inc.	11,373	88,596
Journal Communications, Inc. "A"*	10,430	70,090
LIN TV Corp. "A"*	7,600	83,524
Lions Gate Entertainment Corp.* (a)	20,103	477,848
Live Nation Entertainment, Inc.*	35,581	440,137
Martha Stewart Living Omnimedia, Inc. "A"*	7,657	20,214
McClatchy Co. "A"* (a)	14,716	42,676
MDC Partners, Inc. "A"	6,315	102,114
Meredith Corp. (a)	9,203	352,107
National CineMedia, Inc.	14,235	224,628
New York Times Co. "A"*	34,565	338,737
Nexstar Broadcasting Group, Inc. "A"	2,951	53,118
Outdoor Channel Holdings, Inc.	3,731	33,281
ReachLocal, Inc.*	2,611	39,061
Reading International, Inc. "A"*	4,460	24,976
Rentrak Corp.*	2,404	52,840
Saga Communications, Inc. "A"	1,126	52,089
Salem Communications Corp. "A"	2,719	21,562
Scholastic Corp.	6,567	175,011
Shutterstock, Inc.*	1,337	60,138
Sinclair Broadcast Group, Inc. "A"	12,706	257,169
The E.W. Scripps Co. "A"*	7,448	89,599
Valassis Communications, Inc. (a)	10,096	301,567
Value Line, Inc.	300	2,826
World Wrestling Entertainment, Inc. "A"	6,649	58,644

		4,496,344
Multiline Retail 0.2%
Fred's, Inc. "A"	9,470	129,550
Gordmans Stores, Inc.*	2,268	26,558
Saks, Inc.* (a)	26,273	301,351
The Bon-Ton Stores, Inc. (a)	3,254	42,302
Tuesday Morning Corp.*	10,431	80,945

		580,706
Specialty Retail 3.3%
Aeropostale, Inc.* (a)	20,605	280,228
America's Car-Mart, Inc.*	2,046	95,630
ANN, Inc.*	12,379	359,239
Asbury Automotive Group, Inc.*	7,066	259,252
Barnes & Noble, Inc.* (a)	7,283	119,805
bebe stores, inc.	9,268	38,648
Big 5 Sporting Goods Corp.	4,096	63,939
Body Central Corp.*	4,334	40,740
Brown Shoe Co., Inc. (a)	10,832	173,312
Cabela's, Inc.*	11,834	719,271
Cato Corp. "A"	6,918	167,001
Children's Place Retail Stores, Inc.*	6,153	275,777
Citi Trends, Inc.*	3,928	40,183
Conn's, Inc.* (a)	4,354	156,309
Destination Maternity Corp.	3,360	78,624
Destination XL Group, Inc.*	10,203	51,933
Express, Inc.*	22,696	404,216
Five Below, Inc.* (a)	2,752	104,273
Francesca's Holdings Corp.* (a)	8,823	252,867
Genesco, Inc.*	6,210	373,159
Group 1 Automotive, Inc.	5,821	349,667
Haverty Furniture Companies, Inc.	4,747	97,598
hhgregg, Inc.* (a)	4,291	47,416
Hibbett Sports, Inc.*	6,696	376,784
Hot Topic, Inc.	10,778	149,599
Jos. A. Bank Clothiers, Inc.* (a)	7,059	281,654
Kirkland's, Inc.*	3,583	41,061
Lithia Motors, Inc. "A"	5,507	261,472
Lumber Liquidators Holdings, Inc.*	6,988	490,697
MarineMax, Inc.*	4,990	67,814
Mattress Firm Holding Corp.* (a)	2,754	95,123
Monro Muffler Brake, Inc. (a)	7,842	311,406
New York & Co., Inc.*	6,834	27,951
Office Depot, Inc.* (a)	72,004	282,976
OfficeMax, Inc. (a)	21,959	254,944
Orchard Supply Hardware Stores Corp. "A"*	514	2,035
Penske Automotive Group, Inc.	10,776	359,487
Perfumania Holdings, Inc.*	1,371	7,897
Pier 1 Imports, Inc.	24,657	567,111
RadioShack Corp. (a)	24,416	82,038
Rent-A-Center, Inc.	15,064	556,464
Restoration Hardware Holdings, Inc.* (a)	1,418	49,630
Rue21, Inc.*	3,974	116,796
Select Comfort Corp.*	14,391	284,510
Shoe Carnival, Inc.	3,582	73,216
Sonic Automotive, Inc. "A"	10,833	240,059
Stage Stores, Inc.	7,738	200,259
Stein Mart, Inc.	6,601	55,316
Systemax, Inc.	2,979	29,492
The Buckle, Inc. (a)	7,039	328,369
The Finish Line, Inc. "A"	12,857	251,869
The Men's Wearhouse, Inc.	12,918	431,720
The Pep Boys - Manny, Moe & Jack*	13,218	155,840
The Wet Seal, Inc. "A"*	23,786	71,834
Tilly's, Inc. "A"*	2,459	31,279
Vitamin Shoppe, Inc.*	7,467	364,763
West Marine, Inc.*	3,980	45,491
Winmark Corp.	579	36,471
Zumiez, Inc.* (a)	5,443	124,645

		11,657,159
Textiles, Apparel & Luxury Goods 1.3%
Cherokee, Inc.	2,026	27,756
Columbia Sportswear Co. (a)	3,082	178,386
Crocs, Inc.*	22,824	338,252
Culp, Inc.	2,339	37,214
Delta Apparel, Inc.*	1,898	31,260
Fifth & Pacific Companies, Inc.*	30,309	572,234
G-III Apparel Group Ltd.*	4,147	166,336
Iconix Brand Group, Inc.* (a)	16,437	425,225
K-Swiss, Inc. "A"*	7,254	34,384
Maidenform Brands, Inc.*	5,987	104,952
Movado Group, Inc.	4,407	147,723
Oxford Industries, Inc.	3,534	187,656
Perry Ellis International, Inc.	2,932	53,333
Quiksilver, Inc.*	33,397	202,720
R.G. Barry Corp.	2,256	30,208
Skechers U.S.A., Inc. "A"*	9,572	202,448
Steven Madden Ltd.*	9,959	429,631
The Jones Group, Inc.	20,810	264,703
True Religion Apparel, Inc.	6,520	170,237
Tumi Holdings, Inc.*	5,554	116,301
Unifi, Inc.*	3,404	65,016
Vera Bradley, Inc.* (a)	5,199	122,852
Wolverine World Wide, Inc. (a)	12,343	547,659

		4,456,486
Consumer Staples 3.5%
Beverages 0.1%
Boston Beer Co., Inc. "A"* (a)	1,976	315,449
Central European Distribution Corp.* (a)	17,678	5,922
Coca-Cola Bottling Co. Consolidated	1,179	71,117
Craft Brewers Alliance, Inc.*	2,920	21,725
National Beverage Corp.	2,978	41,841

		456,054
Food & Staples Retailing 1.1%
Arden Group, Inc. "A"	262	26,486
Casey's General Stores, Inc.	9,668	563,644
Harris Teeter Supermarkets, Inc.	11,132	475,448
Ingles Markets, Inc. "A"	3,161	67,898
Nash Finch Co.	3,191	62,480
Natural Grocers by Vitamin Cottage, Inc.*	1,874	42,259
Pantry, Inc.*	5,783	72,114
PriceSmart, Inc.	4,613	359,030
Rite Aid Corp.*	167,545	318,335
Roundy's, Inc. (a)	5,548	36,450
Spartan Stores, Inc.	5,547	97,350
SUPERVALU, Inc.	53,332	268,793
Susser Holdings Corp.*	2,855	145,919
The Andersons, Inc.	4,681	250,527
The Chefs' Warehouse, Inc.*	2,628	48,539
United Natural Foods, Inc.*	12,399	610,031
Village Super Market, Inc. "A"	2,120	71,423
Weis Markets, Inc.	2,773	112,861

		3,629,587
Food Products 1.6%
Alico, Inc.	820	37,925
Annie's, Inc.*	1,195	45,721
B&G Foods, Inc.	13,345	406,889
Boulder Brands, Inc.* (a)	14,935	134,116
Cal-Maine Foods, Inc.	3,618	153,982
Calavo Growers, Inc.	2,942	84,671
Chiquita Brands International, Inc.*	11,810	91,646
Darling International, Inc.*	29,825	535,657
Diamond Foods, Inc.* (a)	5,683	95,815
Dole Food Co., Inc.*	9,310	101,479
Farmer Brothers Co.*	1,596	23,461
Fresh Del Monte Produce, Inc.	9,665	260,762
Griffin Land & Nurseries, Inc.	620	18,631
Hain Celestial Group, Inc.* (a)	9,351	571,159
Inventure Foods, Inc.*	3,501	27,238
J & J Snack Foods Corp.	3,755	288,722
John B. Sanfilippo & Son, Inc.	2,132	42,597
Lancaster Colony Corp.	4,686	360,822
Lifeway Foods, Inc.	1,483	20,614
Limoneira Co.	2,056	39,722
Omega Protein Corp.*	5,139	55,244
Pilgrim's Pride Corp.*	15,304	140,644
Post Holdings, Inc.*	6,659	285,871
Sanderson Farms, Inc.	5,831	318,489
Seaboard Corp.	77	215,599
Seneca Foods Corp. "A"*	2,175	71,818
Snyder's-Lance, Inc.	11,195	282,786
Tootsie Roll Industries, Inc. (a)	6,143	183,735
TreeHouse Foods, Inc.*	9,120	594,168

		5,489,983
Household Products 0.2%
Central Garden & Pet Co. "A"*	9,868	81,115
Harbinger Group, Inc.*	10,383	85,763
Oil-Dri Corp. of America	1,278	34,800
Orchids Paper Products Co.	1,548	36,115
Spectrum Brands Holdings, Inc.	5,825	329,637
WD-40 Co.	3,994	218,751

		786,181
Personal Products 0.3%
Elizabeth Arden, Inc.*	6,387	257,077
Female Health Co.	4,952	35,852
Inter Parfums, Inc.	4,016	98,111
Medifast, Inc.*	3,116	71,419
Nature's Sunshine Products, Inc.	2,941	44,821
Nutraceutical International Corp.	2,155	37,389
Prestige Brands Holdings, Inc.*	12,750	327,547
Revlon, Inc. "A"*	2,941	65,761
Star Scientific, Inc.* (a)	37,704	62,589
Synutra International, Inc.*	4,155	19,528
USANA Health Sciences, Inc.* (a)	1,526	73,752

		1,093,846
Tobacco 0.2%
Alliance One International, Inc.*	21,970	85,463
Universal Corp. (a)	5,901	330,692
Vector Group Ltd. (a)	14,078	226,938

		643,093
Energy 6.0%
Energy Equipment & Services 2.1%
Basic Energy Services, Inc.* (a)	7,824	106,954
Bolt Technology Corp.	2,294	40,053
Bristow Group, Inc.	9,076	598,472
C&J Energy Services, Inc.* (a)	11,300	258,770
Cal Dive International, Inc.* (a)	25,460	45,828
Dawson Geophysical Co.*	2,084	62,520
Dril-Quip, Inc.*	10,200	889,134
Exterran Holdings, Inc.*	16,454	444,258
Forbes Energy Services Ltd.*	3,953	14,547
Forum Energy Technologies, Inc.* (a)	6,082	174,918
Geospace Technologies Corp.*	3,235	349,121
Global Geophysical Services, Inc.* (a)	5,486	13,441
Gulf Island Fabrication, Inc.	3,633	76,511
GulfMark Offshore, Inc. "A"	6,793	264,655
Heckmann Corp.* (a)	35,697	153,140
Helix Energy Solutions Group, Inc.*	26,840	614,099
Hercules Offshore, Inc.*	40,217	298,410
Hornbeck Offshore Services, Inc.*	8,947	415,678
ION Geophysical Corp.*	33,488	228,053
Key Energy Services, Inc.*	38,309	309,537
Lufkin Industries, Inc. (a)	8,523	565,842
Matrix Service Co.*	6,518	97,118
Mitcham Industries, Inc.*	3,063	51,826
Natural Gas Services Group*	3,103	59,764
Newpark Resources, Inc.*	22,615	209,867
Parker Drilling Co.*	29,825	127,651
PHI, Inc. (Non Voting) *	3,313	113,338
Pioneer Energy Services Corp.*	15,812	130,449
RigNet, Inc.*	3,049	76,042
Tesco Corp.*	7,678	102,808
TETRA Technologies, Inc.*	19,863	203,794
TGC Industries, Inc.	3,902	38,630
Vantage Drilling Co.*	48,442	84,774
Willbros Group, Inc.*	9,596	94,233

		7,314,235
Oil, Gas & Consumable Fuels 3.9%
Abraxas Petroleum Corp.* (a)	21,828	50,423
Adams Resources & Energy, Inc.	564	28,764
Alon U.S.A. Energy, Inc.	2,399	45,701
Amyris, Inc.* (a)	8,114	24,991
Apco Oil & Gas International, Inc.	2,369	29,376
Approach Resources, Inc.*	8,449	207,930
Arch Coal, Inc. (a)	53,853	292,422
Berry Petroleum Co. "A"	13,291	615,240
Bill Barrett Corp.* (a)	12,204	247,375
Bonanza Creek Energy, Inc.*	2,486	96,134
BPZ Resources, Inc.* (a)	26,574	60,323
Callon Petroleum Co.*	10,172	37,636
Carrizo Oil & Gas, Inc.* (a)	10,041	258,757
Ceres, Inc.*	1,513	5,265
Clayton Williams Energy, Inc.*	1,497	65,464
Clean Energy Fuels Corp.* (a)	16,766	217,958
Cloud Peak Energy, Inc.*	15,486	290,827
Comstock Resources, Inc.*	12,176	197,860
Contango Oil & Gas Co.	3,287	131,776
Crimson Exploration, Inc.*	5,588	15,982
Crosstex Energy, Inc.	10,258	197,569
CVR Energy, Inc.	4,212	217,423
Delek U.S. Holdings, Inc.	4,357	171,927
Diamondback Energy, Inc.*	3,733	100,194
Emerald Oil, Inc.*	4,173	29,378
Endeavour International Corp.* (a)	11,676	34,444
Energy XXI (Bermuda) Ltd.	20,014	544,781
EPL Oil & Gas, Inc.*	6,965	186,732
Evolution Petroleum Corp.*	3,967	40,265
Forest Oil Corp.*	29,902	157,285
Frontline Ltd.* (a)	13,711	32,084
FX Energy, Inc.*	13,894	46,684
GasLog Ltd.	5,877	75,578
Gastar Exploration Ltd.*	14,946	26,305
Gevo, Inc.* (a)	8,485	19,006
Goodrich Petroleum Corp.* (a)	6,433	100,676
Green Plains Renewable Energy, Inc.*	6,068	69,418
Gulfport Energy Corp.*	19,271	883,190
Halcon Resources Corp.*	28,271	220,231
Hallador Energy Co.	1,765	12,179
Harvest Natural Resources, Inc.*	10,030	35,205
Isramco, Inc.*	272	26,966
KiOR, Inc. "A"* (a)	6,355	29,551
Knightsbridge Tankers Ltd. (a)	6,541	53,636
Kodiak Oil & Gas Corp.*	66,908	608,194
Magnum Hunter Resources Corp.* (a)	36,896	147,953
Matador Resources Co.*	3,688	32,676
McMoRan Exploration Co.* (a)	25,745	420,931
Midstates Petroleum Co., Inc.*	5,780	49,419
Miller Energy Resources, Inc.* (a)	8,307	30,819
Nordic American Tankers Ltd. (a)	13,565	156,676
Northern Oil & Gas, Inc.* (a)	16,122	231,834
Oasis Petroleum, Inc.*	20,288	772,364
Panhandle Oil & Gas, Inc. "A"	1,844	52,831
PDC Energy, Inc.*	7,593	376,385
Penn Virginia Corp.	14,303	57,784
PetroQuest Energy, Inc.*	14,476	64,273
Quicksilver Resources, Inc.* (a)	30,020	67,545
Renewable Energy Group, Inc.*	1,932	14,857
Rentech, Inc.	57,186	134,387
Resolute Energy Corp.*	12,350	142,148
REX American Resources Corp.*	1,327	29,353
Rex Energy Corp.*	10,795	177,902
Rosetta Resources, Inc.*	13,425	638,761
Sanchez Energy Corp.* (a)	2,854	56,852
Saratoga Resources, Inc.*	4,876	12,970
Scorpio Tankers, Inc.*	27,649	246,629
SemGroup Corp. "A"*	10,641	550,353
Ship Finance International Ltd. (a)	12,307	217,095
Solazyme, Inc.* (a)	8,175	63,847
Stone Energy Corp.*	12,557	273,115
Swift Energy Co.*	10,804	160,007
Synergy Resources Corp.*	9,625	66,027
Targa Resources Corp.	7,375	501,205
Teekay Tankers Ltd. "A" (a)	15,416	43,936
Triangle Petroleum Corp.*	11,128	73,445
Uranerz Energy Corp.* (a)	16,739	21,259
Uranium Energy Corp.* (a)	20,844	45,857
VAALCO Energy, Inc.*	14,375	109,106
W&T Offshore, Inc.	8,687	123,355
Warren Resources, Inc.*	17,645	56,640
Western Refining, Inc. (a)	14,552	515,286
Westmoreland Coal Co.*	2,959	33,614
ZaZa Energy Corp.* (a)	6,661	12,056

		13,620,657
Financials 23.1%
Capital Markets 2.4%
Apollo Investment Corp.	51,653	431,819
Arlington Asset Investment Corp. "A"	3,636	93,845
Artio Global Investors, Inc.	8,152	22,173
BGC Partners, Inc. "A"	24,873	103,472
BlackRock Kelso Capital Corp. (a)	18,588	185,880
Calamos Asset Management, Inc. "A"	5,040	59,321
Capital Southwest Corp.	758	87,170
CIFC Corp.*	1,725	14,197
Cohen & Steers, Inc.	4,615	166,463
Cowen Group, Inc. "A"*	21,544	60,754
Diamond Hill Investment Group	700	54,467
Duff & Phelps Corp. "A"	7,973	123,661
Evercore Partners, Inc. "A"	7,265	302,224
FBR & Co.*	2,215	41,930
Fidus Investment Corp. (a)	3,110	59,556
Fifth Street Finance Corp.	26,825	295,611
Financial Engines, Inc. (a)	11,762	426,020
Firsthand Technology Value Fund, Inc.*	2,291	44,193
FXCM, Inc. "A"	6,121	83,735
GAMCO Investors, Inc. "A"	1,596	84,764
GFI Group, Inc.	16,733	55,888
Gladstone Capital Corp.	5,191	47,757
Gladstone Investment Corp.	6,824	49,883
Golub Capital BDC LLC	4,140	68,351
Greenhill & Co., Inc. (a)	7,381	393,998
GSV Capital Corp.*	4,623	38,186
Harris & Harris Group, Inc.*	8,500	30,600
Hercules Technology Growth Capital, Inc.	15,455	189,324
HFF, Inc. "A"	8,391	167,233
Horizon Technology Finance Corp.	1,961	28,650
ICG Group, Inc.*	9,480	118,310
INTL FCStone, Inc.*	3,420	59,542
Investment Technology Group, Inc.*	9,778	107,949
JMP Group, Inc.	4,060	28,055
KCAP Financial, Inc. (a)	6,432	69,273
Knight Capital Group, Inc. "A"* (a)	45,805	170,395
Ladenburg Thalmann Financial Services, Inc.*	25,523	42,368
Main Street Capital Corp. (a)	7,763	249,115
Manning & Napier, Inc.	3,268	54,053
MCG Capital Corp.	18,395	87,928
Medallion Financial Corp.	4,374	57,824
Medley Capital Corp.	7,355	116,577
MVC Capital, Inc.	5,983	76,762
New Mountain Finance Corp.	6,307	92,208
NGP Capital Resources Co.	5,775	41,060
OFS Capital Corp.	1,732	24,248
Oppenheimer Holdings, Inc. "A"	2,665	51,888
PennantPark Investment Corp.	16,619	187,628
Piper Jaffray Companies, Inc.*	3,800	130,340
Prospect Capital Corp. (a)	50,680	552,919
Pzena Investment Management, Inc. "A"	2,325	15,112
Safeguard Scientifics, Inc.*	5,105	80,659
Solar Capital Ltd.	11,314	265,766
Solar Senior Capital Ltd.	2,557	49,094
Stellus Capital Investment Corp.	2,078	30,796
Stifel Financial Corp.*	15,510	537,732
SWS Group, Inc.*	7,018	42,459
TCP Capital Corp.	1,544	24,642
THL Credit, Inc.	3,923	58,767
TICC Capital Corp. (a)	13,185	131,059
Triangle Capital Corp. (a)	6,838	191,396
Virtus Investment Partners, Inc.*	1,531	285,195
Walter Investment Management Corp.*	9,067	337,746
Westwood Holdings Group, Inc.	1,665	73,976
WhiteHorse Finance, Inc.	1,690	26,753
WisdomTree Investments, Inc.*	14,904	155,002

		8,435,721
Commercial Banks 6.3%
1st Source Corp.	3,741	88,662
1st United Bancorp., Inc.	7,254	46,861
Access National Corp.	1,977	32,423
American National Bankshares, Inc.	2,097	45,211
Ameris Bancorp.*	6,173	88,583
Ames National Corp.	2,109	43,994
Arrow Financial Corp.	2,589	63,793
BancFirst Corp.	1,586	66,136
Banco Latinoamericano de Comercio Exterior SA "E"	7,090	175,407
BancorpSouth, Inc.	24,050	392,015
Bank of Kentucky Financial Corp.	1,566	42,955
Bank of Marin Bancorp.	1,323	53,039
Bank of the Ozarks, Inc.	7,422	329,166
Banner Corp.	4,878	155,267
Bar Harbor Bankshares	1,037	37,902
BBCN Bancorp., Inc.	19,633	256,407
Berkshire Bancorp., Inc.	1,142	9,536
Boston Private Financial Holdings, Inc.	19,763	195,258
Bridge Bancorp., Inc.	2,082	44,784
Bridge Capital Holdings*	2,257	34,397
Bryn Mawr Bank Corp.	2,992	69,654
BSB Bancorp., Inc.*	2,189	30,230
C&F Financial Corp.	857	35,094
Camden National Corp.	1,902	62,918
Capital Bank Financial Corp. "A"*	2,495	42,814
Capital City Bank Group, Inc.*	3,126	38,606
Cardinal Financial Corp.	7,543	137,132
Cascade Bancorp.*	1,700	11,492
Cathay General Bancorp.	19,994	402,279
Center Bancorp., Inc.	3,257	40,484
Centerstate Banks, Inc.	7,457	63,981
Central Pacific Financial Corp.*	5,468	85,848
Century Bancorp., Inc. "A"	853	28,925
Chemical Financial Corp.	7,037	185,636
Citizens & Northern Corp.	2,978	58,071
Citizens Republic Bancorp., Inc.*	10,183	229,627
City Holding Co.	3,738	148,735
CNB Financial Corp.	3,135	53,452
CoBiz Financial, Inc.	8,727	70,514
Columbia Banking System, Inc.	10,107	222,152
Community Bank System, Inc.	10,013	296,685
Community Trust Bancorp., Inc.	3,535	120,296
ConnectOne Bancorp., Inc.*	441	13,781
Crescent Financial Bancshares, Inc.* (a)	835	3,290
CVB Financial Corp.	22,499	253,564
Eagle Bancorp., Inc.*	4,725	103,430
Enterprise Bancorp., Inc.	1,380	23,391
Enterprise Financial Services Corp.	4,418	63,354
Farmers National Banc Corp.	5,030	31,739
Fidelity Southern Corp.*	2,606	29,969
Financial Institutions, Inc.	3,650	72,854
First BanCorp.* (a)	17,701	110,277
First BanCorp. - North Carolina	3,749	50,574
First Bancorp., Inc.	2,327	41,909
First Busey Corp.	18,315	83,700
First California Financial Group, Inc.*	5,379	45,829
First Commonwealth Financial Corp.	25,257	188,417
First Community Bancshares, Inc.	4,578	72,561
First Connecticut Bancorp, Inc.	4,397	64,768
First Financial Bancorp.	14,864	238,567
First Financial Bankshares, Inc. (a)	7,999	388,751
First Financial Corp. - Indiana	2,910	91,636
First Interstate BancSystem, Inc.	4,238	79,717
First Merchants Corp.	7,318	113,209
First Midwest Bancorp., Inc.	19,021	252,599
First of Long Island Corp.	1,894	56,157
FirstMerit Corp. (a)	27,848	460,327
FNB Corp.	35,477	429,272
FNB United Corp.*	2,679	26,147
German American Bancorp., Inc.	3,092	71,147
Glacier Bancorp., Inc.	18,266	346,689
Great Southern Bancorp., Inc.	2,497	60,902
Guaranty Bancorp.*	20,396	42,832
Hancock Holding Co.	19,393	599,632
Hanmi Financial Corp.*	7,998	127,968
Heartland Financial U.S.A., Inc.	3,715	93,878
Heritage Commerce Corp.*	5,064	34,081
Heritage Financial Corp.	3,997	57,956
Heritage Oaks Bancorp.*	5,394	30,746
Home Bancshares, Inc.	5,586	210,425
HomeTrust Bancshares, Inc.*	5,188	81,970
Horizon Bancorp.	1,523	30,780
Hudson Valley Holding Corp.	3,869	57,687
IBERIABANK Corp.	7,499	375,100
Independent Bank Corp. (a)	5,585	182,015
International Bancshares Corp.	13,527	281,362
Investors Bancorp., Inc.	11,270	211,651
Lakeland Bancorp., Inc.	7,398	72,870
Lakeland Financial Corp.	4,076	108,788
MainSource Financial Group, Inc.	5,235	73,499
MB Financial, Inc.	13,899	335,939
Mercantile Bank Corp.	2,300	38,433
Merchants Bancshares, Inc.	1,284	38,693
Metro Bancorp., Inc.*	3,770	62,356
MetroCorp Bancshares, Inc.*	3,774	38,080
Middleburg Financial Corp.	1,432	27,795
MidSouth Bancorp., Inc.	2,182	35,479
MidWestOne Financial Group, Inc.	1,818	43,287
National Bank Holdings Corp. "A"	1,869	34,203
National Bankshares, Inc.	1,801	62,909
National Penn Bancshares, Inc.	31,358	335,217
NBT Bancorp., Inc.	10,950	242,533
Northrim BanCorp., Inc.	1,725	38,761
Old National Bancorp.	25,747	354,021
OmniAmerican Bancorp., Inc.*	2,936	74,222
Oriental Financial Group, Inc.	11,480	178,055
Pacific Continental Corp.	4,619	51,594
Pacific Mercantile Bancorp.*	2,859	16,725
PacWest Bancorp.	7,665	223,128
Park National Corp. (a)	2,853	199,111
Park Sterling Corp.*	10,793	60,872
Peapack-Gladstone Financial Corp.	2,369	35,322
Penns Woods Bancorp., Inc.	934	38,266
Peoples Bancorp., Inc.	2,655	59,445
Pinnacle Financial Partners, Inc.*	8,718	203,652
Preferred Bank*	2,809	44,326
PrivateBancorp., Inc.	16,322	308,649
Prosperity Bancshares, Inc.	12,072	572,092
Renasant Corp.	6,460	144,575
Republic Bancorp., Inc. "A"	2,426	54,925
S&T Bancorp., Inc.	7,211	133,692
S.Y. Bancorp., Inc.	3,059	68,827
Sandy Spring Bancorp., Inc.	6,066	121,927
SCBT Financial Corp. (a)	4,154	209,362
Seacoast Banking Corp. of Florida*	18,143	37,919
Sierra Bancorp.	3,235	42,540
Simmons First National Corp. "A"	4,253	107,686
Southside Bancshares, Inc.	4,357	91,541
Southwest Bancorp., Inc.*	4,979	62,536
State Bank Financial Corp.	8,111	132,777
StellarOne Corp.	5,663	91,457
Sterling Bancorp.	7,639	77,612
Sterling Financial Corp.	6,669	144,651
Suffolk Bancorp.*	2,554	36,369
Sun Bancorp., Inc.*	9,594	32,715
Susquehanna Bancshares, Inc.	47,794	594,079
Taylor Capital Group, Inc.*	4,083	65,287
Texas Capital Bancshares, Inc.*	10,197	412,469
The Bancorp., Inc.*	8,213	113,750
Tompkins Financial Corp.	2,788	117,877
TowneBank (a)	6,738	100,868
TriCo Bancshares	3,987	68,178
Trustmark Corp.	16,478	412,115
UMB Financial Corp.	8,206	402,668
Umpqua Holdings Corp.	28,441	377,128
Union First Market Bankshares Corp.	5,005	97,898
United Bankshares, Inc. (a)	12,764	339,650
United Community Banks, Inc.*	10,591	120,102
Univest Corp. of Pennsylvania	4,337	75,550
Virginia Commerce Bancorp., Inc.*	6,636	93,236
Washington Banking Co.	3,933	54,826
Washington Trust Bancorp., Inc.	3,716	101,744
Webster Financial Corp.	18,330	444,686
WesBanco, Inc.	6,383	152,873
West Bancorp.	4,052	44,977
West Coast Bancorp.	4,973	120,744
Westamerica Bancorp. (a)	7,094	321,571
Western Alliance Bancorp.*	18,383	254,421
Wilshire Bancorp., Inc.*	15,489	105,015
Wintrust Financial Corp.	9,249	342,583

		21,856,759
Consumer Finance 0.8%
Asset Acceptance Capital Corp.*	4,246	28,618
ASTA Funding, Inc.	2,439	23,414
Cash America International, Inc. (a)	7,452	391,006
Credit Acceptance Corp.*	1,864	227,669
DFC Global Corp.*	11,128	185,170
Encore Capital Group, Inc.* (a)	5,498	165,490
EZCORP, Inc. "A"*	12,163	259,072
First Cash Financial Services, Inc.*	7,254	423,198
Green Dot Corp. "A"* (a)	6,057	101,213
Nelnet, Inc. "A"	6,052	204,558
Netspend Holdings, Inc.*	7,310	116,156
Nicholas Financial, Inc.	2,636	38,749
Portfolio Recovery Associates, Inc.*	4,340	550,833
Regional Management Corp.*	1,291	26,078
The First Marblehead Corp.*	15,439	15,593
World Acceptance Corp.* (a)	2,465	211,670

		2,968,487
Diversified Financial Services 0.3%
California First National Bancorp.	662	11,446
Gain Capital Holdings, Inc.	3,999	17,836
MarketAxess Holdings, Inc.	9,261	345,435
Marlin Business Services Corp.	2,051	47,563
MicroFinancial, Inc.	2,275	19,178
NewStar Financial, Inc.*	6,548	86,630
PHH Corp.* (a)	14,377	315,719
PICO Holdings, Inc.*	5,819	129,182
Resource America, Inc. "A"	3,243	32,300

		1,005,289
Insurance 2.4%
Alterra Capital Holdings Ltd.	21,755	685,283
American Equity Investment Life Holding Co. (a)	16,063	239,178
American Safety Insurance Holdings Ltd.*	2,357	58,831
AMERISAFE, Inc.	4,650	165,261
AmTrust Financial Services, Inc. (a)	6,810	235,967
Argo Group International Holdings Ltd.	6,532	270,294
Baldwin & Lyons, Inc. "B"	2,255	53,646
Citizens, Inc.*	9,921	83,237
CNO Financial Group, Inc.	51,024	584,225
Crawford & Co. "B"	6,438	48,864
Donegal Group, Inc. "A"	2,074	31,670
Eastern Insurance Holdings, Inc.	1,773	33,261
eHealth, Inc.*	5,047	90,240
EMC Insurance Group, Inc.	1,036	27,278
Employers Holdings, Inc.	7,900	185,255
Enstar Group Ltd.*	2,138	265,732
FBL Financial Group, Inc. "A"	2,427	94,313
First American Financial Corp.	26,943	688,933
Fortegra Financial Corp.*	1,513	13,254
Global Indemnity PLC*	2,553	59,230
Greenlight Capital Re Ltd. "A"*	7,077	173,033
Hallmark Financial Services, Inc.*	3,588	32,292
Health Insurance Innovations, Inc. "A"*	1,124	16,961
Hilltop Holdings, Inc.*	10,109	136,370
Homeowners Choice, Inc.	2,163	58,942
Horace Mann Educators Corp.	10,064	209,834
Independence Holding Co.	2,109	21,470
Infinity Property & Casualty Corp.	3,022	169,836
Investors Title Co.	333	23,000
Kansas City Life Insurance Co.	1,074	42,026
Maiden Holdings Ltd.	12,714	134,641
Meadowbrook Insurance Group, Inc.	12,675	89,359
Montpelier Re Holdings Ltd.	12,017	313,043
National Financial Partners Corp.* (a)	10,298	230,984
National Interstate Corp.	1,647	49,377
National Western Life Insurance Co. "A"	546	96,096
Navigators Group, Inc.*	2,519	147,991
OneBeacon Insurance Group Ltd. "A"	5,769	77,997
Phoenix Companies, Inc.*	1,552	47,755
Platinum Underwriters Holdings Ltd.	8,326	464,674
Primerica, Inc.	11,264	369,234
RLI Corp.	5,380	386,553
Safety Insurance Group, Inc.	3,162	155,412
Selective Insurance Group, Inc.	13,900	333,739
State Auto Financial Corp.	3,829	66,701
Stewart Information Services Corp. (a)	4,696	119,607
Symetra Financial Corp.	19,637	263,332
Tower Group International Ltd.	9,942	183,431
United Fire Group, Inc.	5,165	131,553
Universal Insurance Holdings, Inc.	4,262	20,671

		8,479,866
Real Estate Investment Trusts 8.9%
Acadia Realty Trust (REIT)	13,555	376,422
AG Mortgage Investment Trust, Inc. (REIT)	6,818	173,654
Agree Realty Corp. (REIT)	3,337	100,444
Alexander's, Inc. (REIT)	528	174,076
American Assets Trust, Inc. (REIT)	8,350	267,283
American Capital Mortgage Investment Corp. (REIT)	14,922	385,734
AmREIT, Inc. "B", (REIT)	925	18,000
Anworth Mortgage Asset Corp. (REIT)	34,722	219,790
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,935	139,577
Apollo Residential Mortgage, Inc. (REIT)	7,861	175,222
Ares Commercial Real Estate Corp. (REIT)	2,063	34,906
ARMOUR Residential REIT, Inc. (REIT) (a)	94,641	618,006
Ashford Hospitality Trust (REIT)	13,362	165,154
Associated Estates Realty Corp. (REIT)	12,408	231,285
Campus Crest Communities, Inc. (REIT)	16,329	226,973
CapLease, Inc. (REIT)	19,251	122,629
Capstead Mortgage Corp. (REIT)	24,994	320,423
Cedar Realty Trust, Inc. (REIT)	15,296	93,459
Chatham Lodging Trust (REIT)	4,413	77,713
Chesapeake Lodging Trust (REIT)	12,287	281,864
Colonial Properties Trust (REIT)	22,306	504,339
Colony Financial, Inc. (REIT)	16,343	362,815
Coresite Realty Corp. (REIT)	5,141	179,832
Cousins Properties, Inc. (REIT)	23,190	247,901
CreXus Investment Corp. (REIT)	16,978	221,054
CubeSmart (REIT)	33,868	535,114
CyrusOne, Inc. (REIT)	4,810	109,860
CYS Investments, Inc. (REIT) (a)	44,413	521,409
DCT Industrial Trust, Inc. (REIT)	69,009	510,667
DiamondRock Hospitality Co. (REIT)	47,702	444,106
DuPont Fabros Technology, Inc. (REIT) (a)	15,560	377,641
Dynex Capital, Inc. (REIT)	13,959	149,082
EastGroup Properties, Inc. (REIT) (a)	7,587	441,563
Education Realty Trust, Inc. (REIT)	28,657	301,758
EPR Properties (REIT)	11,884	618,562
Equity One, Inc. (REIT) (a)	13,947	334,310
Excel Trust, Inc. (REIT)	11,278	153,945
FelCor Lodging Trust, Inc. (REIT)*	31,789	189,145
First Industrial Realty Trust, Inc. (REIT)	27,249	466,775
First Potomac Realty Trust (REIT)	12,906	191,396
Franklin Street Properties Corp. (REIT)	18,392	268,891
Getty Realty Corp. (REIT) (a)	6,588	133,143
Gladstone Commercial Corp. (REIT)	2,681	52,199
Glimcher Realty Trust (REIT)	35,443	411,139
Government Properties Income Trust (REIT)	10,912	280,766
Gramercy Capital Corp. (REIT)*	12,268	63,916
Gyrodyne Co. of America, Inc. (REIT)	319	23,450
Healthcare Realty Trust, Inc. (REIT)	22,135	628,413
Hersha Hospitality Trust (REIT)	43,392	253,409
Highwoods Properties, Inc. (REIT) (a)	19,983	790,727
Hudson Pacific Properties, Inc. (REIT)	10,885	236,749
Inland Real Estate Corp. (REIT)	19,360	195,342
Invesco Mortgage Capital (REIT)	33,769	722,319
Investors Real Estate Trust (REIT) (a)	22,993	226,941
iStar Financial, Inc. (REIT)* (a)	21,072	229,474
JAVELIN Mortgage Investment Corp. (REIT)	1,872	36,785
Kite Realty Group Trust (REIT)	16,201	109,195
LaSalle Hotel Properties (REIT)	24,154	613,028
Lexington Realty Trust (REIT) (a)	38,727	456,979
LTC Properties, Inc. (REIT)	7,733	314,965
Medical Properties Trust, Inc. (REIT)	37,958	608,846
Monmouth Real Estate Investment Corp. "A" (REIT)	10,029	111,823
National Health Investors, Inc. (REIT)	6,225	407,426
New York Mortgage Trust, Inc. (REIT) (a)	12,910	97,341
NorthStar Realty Finance Corp. (REIT) (a)	48,976	464,292
OMEGA Healthcare Investors, Inc. (REIT) (a)	28,492	865,017
One Liberty Properties, Inc. (REIT)	2,856	62,032
Parkway Properties, Inc. (REIT)	6,704	124,359
Pebblebrook Hotel Trust (REIT)	15,446	398,352
Pennsylvania Real Estate Investment Trust (REIT)	14,203	275,396
PennyMac Mortgage Investment Trust (REIT)	14,954	387,159
Potlatch Corp. (REIT)	10,238	469,515
PS Business Parks, Inc. (REIT)	4,674	368,872
RAIT Financial Trust (REIT)	15,278	121,766
Ramco-Gershenson Properties Trust (REIT)	15,110	253,848
Redwood Trust, Inc. (REIT) (a)	20,099	465,895
Resource Capital Corp. (REIT)	27,388	181,035
Retail Opportunity Investments Corp. (REIT)	14,687	205,765
RLJ Lodging Trust (REIT)	31,114	708,155
Rouse Properties, Inc. (REIT) (a)	5,625	101,812
Ryman Hospitality Properties, Inc. (REIT) (a)	8,333	381,235
Sabra Health Care REIT, Inc. (REIT)	9,388	272,346
Saul Centers, Inc. (REIT)	1,929	84,374
Select Income REIT (REIT)	2,991	79,112
Silver Bay Realty Trust Corp. (REIT)	7,600	157,322
Sovran Self Storage, Inc. (REIT)	7,734	498,766
Spirit Realty Capital, Inc. (REIT)	8,394	159,486
STAG Industrial, Inc. (REIT)	9,204	195,769
Starwood Property Trust, Inc. (REIT)	34,388	954,611
Strategic Hotels & Resorts, Inc. (REIT)*	45,909	383,340
Summit Hotel Properties, Inc. (REIT)	14,187	148,538
Sun Communities, Inc. (REIT)	9,092	448,508
Sunstone Hotel Investors, Inc. (REIT)*	41,001	504,722
Terreno Realty Corp. (REIT)	4,850	87,203
The Geo Group, Inc. (REIT)	18,060	679,417
Two Harbors Investment Corp. (REIT)	90,814	1,145,165
UMH Properties, Inc. (REIT)	3,540	36,356
Universal Health Realty Income Trust (REIT)	2,998	173,015
Urstadt Biddle Properties "A" (REIT)	6,238	135,739
Washington Real Estate Investment Trust (REIT) (a)	16,834	468,659
Western Asset Mortgage Capital Corp. (REIT)	4,632	107,648
Whitestone REIT (REIT)	3,561	53,914
Winthrop Realty Trust (REIT)	7,194	90,501
ZAIS Financial Corp. (REIT)*	1,432	29,542

		31,065,712
Real Estate Management & Development 0.2%
AV Homes, Inc.*	2,668	35,565
Consolidated-Tomoka Land Co.	1,100	43,175
Forestar Group, Inc.*	8,901	194,576
Kennedy-Wilson Holdings, Inc.	12,490	193,720
Tejon Ranch Co.*	3,367	100,269
Thomas Properties Group, Inc.	7,722	39,614
Zillow, Inc. "A"* (a)	826	45,157

		652,076
Thrifts & Mortgage Finance 1.8%
Astoria Financial Corp.	22,047	217,384
Bank Mutual Corp.	11,371	62,882
BankFinancial Corp.	5,313	42,982
Beneficial Mutual Bancorp., Inc.*	8,091	83,337
Berkshire Hills Bancorp., Inc.	6,238	159,319
BofI Holding, Inc.*	2,865	102,796
Brookline Bancorp., Inc.	17,914	163,734
Cape Bancorp., Inc.	2,639	24,173
Chartar Financial Corp.	1,490	19,057
Clifton Savings Bancorp., Inc.	2,359	29,393
Dime Community Bancshares	7,959	114,291
Doral Financial Corp.*	35,758	25,199
ESB Financial Corp.	2,803	38,373
ESSA Bancorp., Inc.	2,304	24,975
EverBank Financial Corp.	5,655	87,087
Federal Agricultural Mortgage Corp. "C"	2,515	77,437
First Defiance Financial Corp.	2,353	54,872
First Federal Bancshares of Arkansas, Inc.*	944	9,440
First Financial Holdings, Inc.	3,997	83,777
First Financial Northwest, Inc.*	4,297	33,560
First PacTrust Bancorp, Inc.	2,857	32,570
Flushing Financial Corp.	7,806	132,234
Fox Chase Bancorp.	3,253	54,943
Franklin Financial Corp.	3,437	62,725
Heritage Financial Group, Inc.	2,318	33,565
Hingham Institution for Savings	343	23,907
Home Bancorp., Inc.*	1,831	34,075
Home Federal Bancorp., Inc.	3,633	46,502
Home Loan Servicing Solutions Ltd.	13,407	312,785
HomeStreet, Inc.*	2,278	50,891
Kearny Financial Corp.	3,666	37,393
Meridian Interstate Bancorp., Inc.*	2,025	37,969
MGIC Investment Corp.* (a)	79,889	395,451
NASB Financial, Inc.*	1,126	23,702
Nationstar Mortgage Holdings, Inc.* (a)	4,820	177,858
Northfield Bancorp., Inc.	5,279	59,970
Northwest Bancshares, Inc.	24,816	314,915
OceanFirst Financial Corp.	3,610	52,056
Ocwen Financial Corp.*	27,271	1,034,116
Oritani Financial Corp.	11,413	176,787
Peoples Federal Bancshares, Inc.	1,623	30,999
Provident Financial Holdings, Inc.	2,329	39,616
Provident Financial Services, Inc.	15,128	231,005
Provident New York Bancorp.	9,980	90,519
Radian Group, Inc. (a)	43,817	469,280
Rockville Financial, Inc.	7,216	93,519
Roma Financial Corp.	2,001	32,136
SI Financial Group, Inc.	2,826	34,166
Simplicity Bancorp., Inc.	2,404	36,132
Territorial Bancorp., Inc.	2,875	68,368
Tree.com, Inc.	1,621	29,972
TrustCo Bank Corp.	24,035	134,115
United Financial Bancorp., Inc.	5,201	79,055
ViewPoint Financial Group	8,508	171,096
Walker & Dunlop, Inc.*	2,987	53,676
Waterstone Financial, Inc.*	1,961	16,218
Westfield Financial, Inc.	6,137	47,746
WSFS Financial Corp.	1,923	93,535

		6,299,635
Health Care 11.9%
Biotechnology 3.9%
Achillion Pharmaceuticals, Inc.*	18,430	161,078
Acorda Therapeutics, Inc.*	10,193	326,482
Aegerion Pharmaceuticals, Inc.*	7,127	287,503
Affymax, Inc.* (a)	9,155	12,725
Agenus, Inc.*	6,112	23,776
Alkermes PLC*	31,107	737,547
Alnylam Pharmaceuticals, Inc.*	13,923	339,303
AMAG Pharmaceuticals, Inc.*	5,363	127,908
Amicus Therapeutics, Inc.*	8,102	25,683
Anacor Pharmaceuticals, Inc.*	3,988	25,762
Arena Pharmaceuticals, Inc.* (a)	55,027	451,772
ArQule, Inc.* (a)	15,414	39,922
Array BioPharma, Inc.*	28,865	142,016
Astex Pharmaceuticals, Inc.*	23,362	104,195
Aveo Pharmaceuticals, Inc.*	11,637	85,532
BioCryst Pharmaceuticals, Inc.* (a)	13,212	15,722
BioSpecifics Technologies Corp.*	1,409	24,023
BioTime, Inc.* (a)	8,197	31,313
Celldex Therapeutics, Inc.*	20,386	236,070
Cepheid, Inc.*	16,655	639,052
ChemoCentryx, Inc.*	1,325	18,311
Clovis Oncology, Inc.* (a)	3,369	96,589
Codexis, Inc.*	6,422	15,349
Coronado Biosciences, Inc.*	4,266	41,466
Cubist Pharmaceuticals, Inc.*	16,109	754,223
Curis, Inc.*	20,030	65,698
Cytori Therapeutics, Inc.* (a)	15,905	39,922
Dendreon Corp.* (a)	39,120	185,038
Discovery Laboratories, Inc.*	11,653	26,685
Durata Therapeutics, Inc.*	2,266	20,394
Dyax Corp.*	24,581	107,173
Dynavax Technologies Corp.*	43,393	96,332
Emergent Biosolutions, Inc.*	6,634	92,743
Enzon Pharmaceuticals, Inc.	10,017	38,065
Exact Sciences Corp.*	16,192	158,682
Exelixis, Inc.* (a)	46,536	214,996
Genomic Health, Inc.*	4,134	116,910
Geron Corp.*	34,552	36,971
GTx, Inc.*	6,510	27,016
Halozyme Therapeutics, Inc.*	22,455	129,565
Hyperion Therapeutics, Inc.*	710	18,332
Idenix Pharmaceuticals, Inc.* (a)	22,471	79,997
ImmunoCellular Therapeutics Ltd.* (a)	13,250	36,305
ImmunoGen, Inc.* (a)	21,198	340,440
Immunomedics, Inc.*	16,090	38,777
Infinity Pharmaceuticals, Inc.*	7,561	366,482
Intercept Pharmaceuticals, Inc.*	1,221	45,665
InterMune, Inc.* (a)	20,593	186,367
Ironwood Pharmaceuticals, Inc.* (a)	18,960	346,778
Isis Pharmaceuticals, Inc.* (a)	25,453	431,174
KaloBios Pharmaceuticals, Inc.*	2,218	13,308
Keryx Biopharmaceuticals, Inc.* (a)	20,635	145,270
KYTHERA Biopharmaceuticals, Inc.*	1,307	31,839
Lexicon Pharmaceuticals, Inc.*	53,702	117,070
Ligand Pharmaceuticals, Inc. "B"*	4,443	118,406
LipoScience, Inc.*	1,541	16,196
MannKind Corp.* (a)	34,107	115,623
Maxygen, Inc.	7,387	17,803
Merrimack Pharmaceuticals, Inc.*	4,085	24,918
Momenta Pharmaceuticals, Inc.*	12,054	160,800
Neurocrine Biosciences, Inc.*	16,591	201,415
NewLink Genetics Corp.*	3,964	48,638
Novavax, Inc.*	33,632	76,681
NPS Pharmaceuticals, Inc.*	21,789	222,030
OncoGenex Pharmaceutical, Inc.*	3,802	43,077
Oncothyreon, Inc.* (a)	15,364	31,957
Opko Health, Inc.* (a)	26,748	204,087
Orexigen Therapeutics, Inc.*	20,893	130,581
Osiris Therapeutics, Inc.*	4,179	43,462
PDL BioPharma, Inc. (a)	35,468	259,271
Pharmacyclics, Inc.* (a)	13,812	1,110,623
Progenics Pharmaceuticals, Inc.*	10,776	58,083
Raptor Pharmaceuticals Corp.* (a)	13,432	78,577
Regulus Therapeutics, Inc.*	3,331	25,815
Repligen Corp.*	7,563	52,260
Rigel Pharmaceuticals, Inc.*	21,481	145,856
Sangamo BioSciences, Inc.* (a)	13,210	126,288
Seattle Genetics, Inc.* (a)	24,135	857,034
SIGA Technologies, Inc.* (a)	9,355	33,491
Spectrum Pharmaceuticals, Inc. (a)	14,995	111,863
Sunesis Pharmaceuticals, Inc.* (a)	7,416	40,566
Synageva BioPharma Corp.*	2,689	147,680
Synergy Pharmaceuticals, Inc.* (a)	10,182	61,805
Synta Pharmaceuticals Corp.* (a)	9,999	85,991
Targacept, Inc.*	7,283	31,171
TESARO, Inc.*	1,083	23,783
Theravance, Inc.* (a)	15,395	363,630
Threshold Pharmaceuticals, Inc.* (a)	10,868	50,101
Trius Therapeutics, Inc.*	6,705	45,862
Vanda Pharmaceuticals, Inc.*	7,331	28,738
Verastem, Inc.*	1,606	15,450
Vical, Inc.*	18,835	74,963
XOMA Corp.* (a)	21,075	73,552
ZIOPHARM Oncology, Inc.* (a)	16,635	30,442

		13,705,885
Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	5,506	260,544
ABIOMED, Inc.* (a)	8,298	154,924
Accuray, Inc.* (a)	18,408	85,413
Align Technology, Inc.*	18,236	611,088
Alphatec Holdings, Inc.*	14,080	29,709
Analogic Corp.	3,110	245,752
AngioDynamics, Inc.*	6,425	73,438
Anika Therapeutics, Inc.*	3,160	45,883
Antares Pharma, Inc.* (a)	27,729	99,270
ArthroCare Corp.*	7,026	244,224
AtriCure, Inc.*	3,732	29,557
Atrion Corp.	391	75,068
Cantel Medical Corp.	5,324	160,040
Cardiovascular Systems, Inc.*	4,151	85,013
Cerus Corp.*	14,245	62,963
Conceptus, Inc.*	7,915	191,147
CONMED Corp.	7,178	244,483
CryoLife, Inc.	7,011	42,136
Cyberonics, Inc.*	6,994	327,389
Cynosure, Inc. "A"*	3,197	83,666
Derma Sciences, Inc.*	2,992	36,143
Dexcom, Inc.*	17,397	290,878
Endologix, Inc.*	13,972	225,648
EnteroMedics, Inc.*	6,833	6,833
Exactech, Inc.*	2,034	42,084
Globus Medical, Inc. "A"* (a)	2,515	36,920
Greatbatch, Inc.*	6,057	180,923
Haemonetics Corp.*	12,890	536,997
Hansen Medical, Inc.* (a)	14,467	29,079
HeartWare International, Inc.*	4,140	366,100
ICU Medical, Inc.*	3,178	187,343
Insulet Corp.*	13,210	341,611
Integra LifeSciences Holdings*	4,942	192,787
Invacare Corp.	7,945	103,682
MAKO Surgical Corp.* (a)	9,807	109,348
Masimo Corp.	12,645	248,095
Meridian Bioscience, Inc. (a)	10,471	238,948
Merit Medical Systems, Inc.*	10,809	132,518
Natus Medical, Inc.*	7,482	100,558
Navidea Biopharmaceuticals, Inc.* (a)	23,623	64,018
Neogen Corp.*	5,973	296,082
NuVasive, Inc.*	10,931	232,940
NxStage Medical, Inc.*	13,023	146,900
OraSure Technologies, Inc.*	13,916	75,146
Orthofix International NV*	4,741	170,060
Palomar Medical Technologies, Inc.*	5,096	68,745
PhotoMedex, Inc.*	3,176	51,102
Quidel Corp.* (a)	7,257	172,354
Rochester Medical Corp.*	2,849	41,652
Rockwell Medical Technologies, Inc.* (a)	4,965	19,661
RTI Biologics, Inc.*	13,865	54,628
Solta Medical, Inc.*	16,526	36,357
Spectranetics Corp.*	8,566	158,728
STAAR Surgical Co.*	9,019	50,777
STERIS Corp.	14,692	611,334
SurModics, Inc.*	3,259	88,808
Symmetry Medical, Inc.*	9,178	105,088
Tornier NV*	4,059	76,512
Unilife Corp.* (a)	21,162	46,133
Utah Medical Products, Inc.	881	42,966
Vascular Solutions, Inc.*	4,102	66,534
Volcano Corp.* (a)	13,517	300,888
West Pharmaceutical Services, Inc.	8,608	559,004
Wright Medical Group, Inc.* (a)	11,176	266,101
Zeltiq Aesthetics, Inc.*	4,544	17,358

		10,378,078
Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	6,780	199,264
Accretive Health, Inc.* (a)	14,220	144,475
Air Methods Corp. (a)	9,775	471,546
Almost Family, Inc.	1,998	40,819
Amedisys, Inc.*	7,777	86,480
AMN Healthcare Services, Inc.*	11,114	175,935
AmSurg Corp.*	8,011	269,490
Assisted Living Concepts, Inc. "A"	4,764	56,644
Bio-Reference Laboratories, Inc.* (a)	6,210	161,336
BioScrip, Inc.*	11,314	143,801
Capital Senior Living Corp.*	7,240	191,353
Centene Corp.*	13,055	574,942
Chemed Corp. (a)	4,882	390,462
Chindex International, Inc.*	3,029	41,619
CorVel Corp.*	1,581	78,244
Cross Country Healthcare, Inc.*	6,856	36,405
Emeritus Corp.*	7,765	215,789
ExamWorks Group, Inc.*	7,453	129,086
Five Star Quality Care, Inc.*	10,736	71,824
Gentiva Health Services, Inc.*	7,721	83,541
Hanger, Inc.*	8,665	273,208
HEALTHSOUTH Corp.* (a)	24,263	639,815
Healthways, Inc.*	8,595	105,289
IPC The Hospitalist Co.*	4,196	186,638
Kindred Healthcare, Inc.*	13,260	139,628
Landauer, Inc.	2,424	136,665
LHC Group, Inc.*	3,653	78,503
Magellan Health Services, Inc.*	6,926	329,470
Molina Healthcare, Inc.*	7,592	234,365
MWI Veterinary Supply, Inc.*	3,229	427,068
National Healthcare Corp.	2,667	121,935
National Research Corp.	675	39,177
Owens & Minor, Inc. (a)	16,155	526,007
PDI, Inc.*	2,687	15,853
PharMerica Corp.*	7,574	106,036
Providence Service Corp.*	3,314	61,276
Select Medical Holdings Corp.	8,849	79,641
Skilled Healthcare Group, Inc. "A"*	4,420	29,039
Team Health Holdings, Inc.*	7,215	262,482
The Ensign Group, Inc.	4,483	149,732
Triple-S Management Corp. "B"*	4,962	86,438
U.S. Physical Therapy, Inc.	2,912	78,187
Universal American Corp.	9,485	79,010
Vanguard Health Systems, Inc.*	8,147	121,146
WellCare Health Plans, Inc.*	10,932	633,619

		8,503,282
Health Care Technology 0.8%
athenahealth, Inc.*	9,101	883,161
Computer Programs & Systems, Inc.	2,772	149,993
Greenway Medical Technologies, Inc.* (a)	1,996	31,736
HealthStream, Inc.*	5,018	115,113
HMS Holdings Corp.*	21,814	592,250
MedAssets, Inc.*	14,816	285,208
Medidata Solutions, Inc.*	5,928	343,705
Merge Healthcare, Inc.*	14,802	42,778
Omnicell, Inc.*	8,592	162,217
Quality Systems, Inc.	10,009	182,965
Vocera Communications, Inc.*	1,805	41,515

		2,830,641
Life Sciences Tools & Services 0.4%
Affymetrix, Inc.* (a)	17,623	83,180
BG Medicine, Inc.*	2,890	5,375
Cambrex Corp.*	7,580	96,948
Fluidigm Corp.*	6,076	112,467
Furiex Pharmaceuticals, Inc.*	1,972	73,911
Harvard Bioscience, Inc.*	5,969	33,725
Luminex Corp.*	10,573	174,666
Pacific Biosciences of California, Inc.*	9,016	22,450
PAREXEL International Corp.*	15,220	601,342
Sequenom, Inc.* (a)	29,494	122,400

		1,326,464
Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc.*	3,929	8,369
Akorn, Inc.*	14,375	198,806
Allos Therapeutics, Inc. (a)	21,791	0
Ampio Pharmaceuticals, Inc.* (a)	6,712	30,674
Auxilium Pharmaceuticals, Inc.*	12,265	211,939
AVANIR Pharmaceuticals, Inc. "A"* (a)	34,867	95,536
BioDelivery Sciences International, Inc.* (a)	6,951	29,264
Cadence Pharmaceuticals, Inc.* (a)	15,110	101,086
Cempra, Inc.*	1,039	7,013
Corcept Therapeutics, Inc.* (a)	11,736	23,472
Cornerstone Therapeutics, Inc.*	2,025	14,317
Cumberland Pharmaceuticals, Inc.*	3,189	15,881
DepoMed, Inc.*	14,106	82,802
Endocyte, Inc.*	7,428	92,479
Hi-Tech Pharmacal Co., Inc.	2,761	91,417
Horizon Pharma, Inc.*	9,847	26,685
Impax Laboratories, Inc.*	16,997	262,434
Jazz Pharmaceuticals PLC*	10,538	589,180
Lannett Co., Inc.*	4,143	41,886
Medicines Co.*	13,995	467,713
Nektar Therapeutics* (a)	29,094	320,034
Obagi Medical Products, Inc.*	4,518	89,230
Omeros Corp.* (a)	6,192	25,511
Optimer Pharmaceuticals, Inc.* (a)	12,134	144,395
Pacira Pharmaceuticals, Inc.*	4,643	133,997
Pain Therapeutics, Inc.	8,855	30,373
Pernix Therapeutics Holdings, Inc.*	2,453	12,167
POZEN, Inc.*	6,813	35,904
Questcor Pharmaceuticals, Inc. (a)	13,639	443,813
Repros Therapeutics, Inc.* (a)	4,409	70,985
Sagent Pharmaceuticals, Inc.*	2,521	44,243
Santarus, Inc.*	13,719	237,750
SciClone Pharmaceuticals, Inc.*	14,192	65,283
Sucampo Pharmaceuticals, Inc. "A"*	2,707	17,704
Supernus Pharmaceuticals, Inc.*	980	5,508
Transcept Pharmaceuticals, Inc.*	3,386	16,219
Ventrus Biosciences, Inc.*	3,350	10,016
ViroPharma, Inc.*	16,715	420,549
VIVUS, Inc.* (a)	25,302	278,322
XenoPort, Inc.*	10,922	78,092
Zogenix, Inc.*	15,241	27,434

		4,898,482
Industrials 15.0%
Aerospace & Defense 1.6%
AAR Corp.	10,191	187,412
Aerovironment, Inc.*	4,430	80,316
American Science & Engineering, Inc.	2,103	128,262
API Technologies Corp.*	8,697	21,568
Astronics Corp.*	2,554	76,160
Astronics Corp. "B"*	415	12,193
CPI Aerostructures, Inc.*	1,506	12,906
Cubic Corp.	4,018	171,649
Curtiss-Wright Corp.	11,929	413,936
DigitalGlobe, Inc.*	13,535	391,297
Esterline Technologies Corp.*	7,779	588,870
GenCorp, Inc.* (a)	14,959	198,955
HEICO Corp.	13,373	580,522
Hexcel Corp.*	25,286	733,547
Kratos Defense & Security Solutions, Inc.*	9,771	49,148
LMI Aerospace, Inc.*	2,340	48,649
Moog, Inc. "A"*	11,513	527,641
National Presto Industries, Inc.	1,208	97,244
Orbital Sciences Corp.*	14,948	249,482
SIFCO Industries, Inc.	676	12,445
Sypris Solutions, Inc.	2,843	11,884
Taser International, Inc.*	12,785	101,641
Teledyne Technologies, Inc.*	9,331	731,924
The Keyw Holding Corp.* (a)	6,413	103,442

		5,531,093
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	13,141	76,612
Atlas Air Worldwide Holdings, Inc.*	6,702	273,173
Echo Global Logistics, Inc.*	3,670	81,180
Forward Air Corp.	7,384	275,349
Hub Group, Inc. "A"*	9,419	362,255
Pacer International, Inc.*	9,352	47,041
Park-Ohio Holdings Corp.*	2,206	73,085
XPO Logistics, Inc.* (a)	4,426	74,534

		1,263,229
Airlines 0.9%
Alaska Air Group, Inc.* (a)	18,053	1,154,670
Allegiant Travel Co.	3,793	336,743
Hawaiian Holdings, Inc.*	12,871	74,137
JetBlue Airways Corp.* (a)	59,451	410,212
Republic Airways Holdings, Inc.*	12,221	141,030
SkyWest, Inc.	12,843	206,130
Spirit Airlines, Inc.*	10,551	267,573
U.S. Airways Group, Inc.* (a)	41,213	699,385

		3,289,880
Building Products 0.9%
A.O. Smith Corp.	9,894	727,902
AAON, Inc.	4,768	131,549
American Woodmark Corp.*	2,372	80,719
Apogee Enterprises, Inc.	7,090	205,255
Builders FirstSource, Inc.*	11,657	68,310
Gibraltar Industries, Inc.*	7,735	141,164
Griffon Corp.	11,697	139,428
Insteel Industries, Inc.	4,327	70,617
NCI Building Systems, Inc.*	4,459	77,453
Nortek, Inc.*	1,994	142,292
Patrick Industries, Inc.*	1,065	16,784
PGT, Inc.*	5,284	36,301
Quanex Building Products Corp.	9,268	149,215
Simpson Manufacturing Co., Inc.	10,158	310,936
Trex Co., Inc.*	3,778	185,802
Universal Forest Products, Inc.	5,000	199,050
USG Corp.* (a)	18,820	497,601

		3,180,378
Commercial Services & Supplies 2.2%
A.T. Cross Co. "A"*	2,529	34,824
ABM Industries, Inc.	13,619	302,887
Acco Brands Corp.*	28,616	191,155
Acorn Energy, Inc. (a)	4,794	35,236
ARC Document Solutions, Inc.*	9,656	28,775
Casella Waste Systems, Inc. "A"*	9,737	42,551
CECO Environmental Corp.	1,926	24,903
Cenveo, Inc.* (a)	13,300	28,595
CompX International, Inc.	452	5,727
Consolidated Graphics, Inc.*	1,923	75,189
Courier Corp.	2,559	36,875
Deluxe Corp.	12,945	535,923
EnergySolutions, Inc.*	19,769	74,134
EnerNOC, Inc.*	6,358	110,438
Ennis, Inc.	6,654	100,276
G & K Services, Inc. "A"	4,816	219,176
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc.	17,016	436,120
Heritage-Crystal Clean, Inc.*	2,060	31,106
Herman Miller, Inc.	14,779	408,935
HNI Corp.	11,544	409,697
Innerworkings, Inc.* (a)	8,135	123,164
Interface, Inc.	14,857	285,552
Intersections, Inc.	2,357	22,179
Kimball International, Inc. "B"	8,384	75,959
Knoll, Inc.	11,996	217,487
McGrath RentCorp.	6,245	194,220
Metalico, Inc.*	10,662	17,272
Mine Safety Appliances Co.	7,005	347,588
Mobile Mini, Inc.*	9,692	285,236
Multi-Color Corp.	3,414	88,047
NL Industries, Inc.	1,832	22,772
Performant Financial Corp.*	2,097	25,751
Quad Graphics, Inc. (a)	6,491	155,395
Schawk, Inc.	2,999	32,959
Standard Parking Corp.*	3,986	82,510
Steelcase, Inc. "A"	19,291	284,156
Swisher Hygiene, Inc.* (a)	27,525	35,507
Team, Inc.*	4,975	204,323
Tetra Tech, Inc.*	16,086	490,462
The Brink's Co.	11,979	338,527
TMS International Corp. "A"*	3,322	43,850
TRC Companies, Inc.*	3,842	24,781
U.S. Ecology, Inc.	4,698	124,732
UniFirst Corp.	3,678	332,859
United Stationers, Inc.	10,303	398,211
Viad Corp.	5,139	142,145

		7,528,166
Construction & Engineering 0.9%
Aegion Corp.*	9,883	228,791
Ameresco, Inc. "A"*	4,933	36,504
Argan, Inc.	2,392	35,665
Comfort Systems U.S.A., Inc.	9,459	133,277
Dycom Industries, Inc.*	8,411	165,613
EMCOR Group, Inc.	16,945	718,299
Furmanite Corp.*	9,652	64,572
Granite Construction, Inc.	9,821	312,701
Great Lakes Dredge & Dock Co.	15,002	100,963
Layne Christensen Co.*	5,022	107,370
MasTec, Inc.* (a)	13,921	405,797
Michael Baker Corp.	2,280	55,860
MYR Group, Inc.*	5,275	129,554
Northwest Pipe Co.*	2,425	67,852
Orion Marine Group, Inc.*	6,877	68,357
Pike Electric Corp.	4,276	60,847
Primoris Services Corp.	7,633	168,766
Sterling Construction Co., Inc.*	4,300	46,827
Tutor Perini Corp.*	8,892	171,616

		3,079,231
Electrical Equipment 1.2%
Acuity Brands, Inc.	10,751	745,582
American Superconductor Corp.*	10,494	27,914
AZZ, Inc.	6,407	308,817
Belden, Inc.	11,566	597,384
Brady Corp. "A"	12,463	417,884
Capstone Turbine Corp.* (a)	80,089	72,080
Coleman Cable, Inc.	2,288	34,320
Encore Wire Corp.	4,118	144,212
EnerSys*	12,180	555,164
Enphase Energy, Inc.*	2,125	13,175
Franklin Electric Co., Inc.	11,900	399,483
FuelCell Energy, Inc.*	37,513	35,405
Generac Holdings, Inc.	6,276	221,794
Global Power Equipment Group, Inc.	4,326	76,224
II-VI, Inc.*	13,339	227,297
LSI Industries, Inc.	4,939	34,474
Powell Industries, Inc.*	2,252	118,388
Preformed Line Products Co.	570	39,883
Solarcity Corp.*	3,353	63,305
Thermon Group Holdings, Inc.*	3,730	82,843
Vicor Corp.*	4,510	22,415

		4,238,043
Industrial Conglomerates 0.1%
Raven Industries, Inc.	9,189	308,842
Machinery 3.2%
Accuride Corp.*	11,291	60,858
Actuant Corp. "A"	18,481	565,888
Alamo Group, Inc.	1,777	67,970
Albany International Corp. "A"	6,918	199,930
Altra Holdings, Inc.	6,938	188,852
American Railcar Industries, Inc.	2,443	114,186
Ampco-Pittsburgh Corp.	2,055	38,860
Astec Industries, Inc.	5,051	176,431
Barnes Group, Inc.	13,783	398,742
Blount International, Inc.*	12,377	165,604
Briggs & Stratton Corp.	12,370	306,776
Cascade Corp. (a)	2,379	154,587
Chart Industries, Inc.*	7,591	607,356
CIRCOR International, Inc.	4,387	186,448
CLARCOR, Inc.	12,754	668,055
Columbus McKinnon Corp.*	4,903	94,383
Commercial Vehicle Group, Inc.*	5,976	46,613
Douglas Dynamics, Inc.	5,570	76,977
Dynamic Materials Corp.	3,487	60,674
Energy Recovery, Inc.*	10,991	40,667
EnPro Industries, Inc.*	5,216	266,903
ESCO Technologies, Inc.	6,792	277,521
Federal Signal Corp.*	15,439	125,673
Flow International Corp.*	11,641	45,516
FreightCar America, Inc.	3,136	68,428
Gorman-Rupp Co.	3,872	116,354
Graham Corp.	2,450	60,613
Greenbrier Companies, Inc.*	5,887	133,694
Hardinge, Inc.	3,137	42,757
Hurco Companies, Inc.*	1,628	44,330
Hyster-Yale Materials Handling, Inc.	2,762	157,683
John Bean Technologies Corp.	7,387	153,280
Kadant, Inc.*	2,954	73,850
Kaydon Corp.	8,127	207,889
L.B. Foster Co. "A"	2,288	101,336
Lindsay Corp. (a)	3,227	284,557
Lydall, Inc.*	4,257	65,345
Meritor, Inc.*	24,857	117,574
Met-Pro Corp.	3,565	36,826
Middleby Corp.*	4,750	722,712
Miller Industries, Inc.	2,809	45,084
Mueller Industries, Inc.	5,036	268,368
Mueller Water Products, Inc. "A"	39,777	235,878
NN, Inc.*	4,544	42,986
Omega Flex, Inc.	800	13,752
PMFG, Inc.*	5,418	33,429
Proto Labs, Inc.*	1,291	63,388
RBC Bearings, Inc.*	5,633	284,804
Rexnord Corp.* (a)	7,239	153,684
Sauer-Danfoss, Inc.	2,928	171,083
Standex International Corp.	3,230	178,361
Sun Hydraulics Corp.	5,323	173,051
Tennant Co.	4,788	232,505
The Eastern Co.	1,668	29,257
The ExOne Co.*	1,545	51,758
Titan International, Inc. (a)	13,563	285,908
TriMas Corp.*	8,179	265,572
Twin Disc, Inc.	2,230	55,928
Wabash National Corp.*	17,198	174,732
Watts Water Technologies, Inc. "A"	7,137	342,505
Woodward, Inc.	17,552	697,868

		11,122,599
Marine 0.0%
Genco Shipping & Trading Ltd.* (a)	7,928	22,833
International Shipholding Corp.	1,425	25,935
Rand Logistics, Inc.*	4,745	29,063

		77,831
Professional Services 1.3%
Acacia Research Corp.*	12,611	380,474
Barrett Business Services, Inc.	1,760	92,682
CBIZ, Inc.*	9,545	60,897
CDI Corp.	3,389	58,291
Corporate Executive Board Co.	8,506	494,709
CRA International, Inc.*	2,511	56,171
Dolan Co.*	8,156	19,493
Exponent, Inc.	3,407	183,774
Franklin Covey Co.*	3,515	51,073
FTI Consulting, Inc.*	10,648	401,004
GP Strategies Corp.*	3,725	88,878
Heidrick & Struggles International, Inc.	4,553	68,067
Hill International, Inc.*	6,325	18,912
Hudson Global, Inc.*	7,901	31,130
Huron Consulting Group, Inc.*	5,799	233,816
ICF International, Inc.*	5,047	137,278
Insperity, Inc.	5,769	163,667
Kelly Services, Inc. "A"	6,869	128,313
Kforce, Inc.	7,316	119,763
Korn/Ferry International*	12,054	215,284
Mistras Group, Inc.*	3,964	95,968
Navigant Consulting, Inc.*	13,260	174,236
Odyssey Marine Exploration, Inc.* (a)	17,681	57,640
On Assignment, Inc.*	10,915	276,259
Pendrell Corp.*	40,128	66,612
Resources Connection, Inc.	10,904	138,481
RPX Corp.*	5,170	72,949
The Advisory Board Co.*	8,714	457,659
TrueBlue, Inc.*	10,379	219,412
VSE Corp.	973	24,315
WageWorks, Inc.*	1,753	43,878

		4,631,085
Road & Rail 1.3%
AMERCO	2,199	381,614
Arkansas Best Corp.	6,300	73,584
Avis Budget Group, Inc.* (a)	26,952	750,074
Celadon Group, Inc.	5,143	107,283
Genesee & Wyoming, Inc. "A"*	11,255	1,047,953
Heartland Express, Inc.	12,003	160,120
Knight Transportation, Inc.	14,653	235,913
Marten Transport Ltd.	3,873	77,963
Old Dominion Freight Line, Inc.*	18,093	691,153
Patriot Transportation Holding, Inc.*	1,580	43,956
Quality Distribution, Inc.*	5,736	48,240
Roadrunner Transportation Systems, Inc.*	3,734	85,882
Saia, Inc.*	4,034	145,910
Swift Transportation Co.*	20,000	283,600
Universal Truckload Services, Inc.*	1,496	34,902
Werner Enterprises, Inc.	11,219	270,827

		4,438,974
Trading Companies & Distributors 1.0%
Aceto Corp.	6,673	73,870
Aircastle Ltd.	14,034	191,985
Applied Industrial Technologies, Inc.	10,730	482,850
Beacon Roofing Supply, Inc.*	11,904	460,209
BlueLinx Holdings, Inc.*	8,785	25,037
CAI International, Inc.*	3,751	108,104
DXP Enterprises, Inc.*	2,185	163,220
Edgen Group, Inc.*	4,012	29,007
H&E Equipment Services, Inc.	7,143	145,717
Houston Wire & Cable Co.	4,524	58,586
Kaman Corp.	6,703	237,755
Rush Enterprises, Inc. "A"*	8,348	201,354
SeaCube Container Leasing Ltd.	2,689	61,739
TAL International Group, Inc. (a)	7,420	336,200
Textainer Group Holdings Ltd.	3,436	135,894
Titan Machinery, Inc.* (a)	4,324	119,991
Watsco, Inc.	7,468	628,656
Willis Lease Finance Corp.*	1,420	21,470

		3,481,644
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.*	4,351	64,047
Information Technology 16.0%
Communications Equipment 1.9%
ADTRAN, Inc. (a)	16,173	317,799
Ambient Corp.*	726	1,779
Anaren, Inc.*	3,553	68,893
Arris Group, Inc.*	28,727	493,243
Aruba Networks, Inc.* (a)	28,374	701,973
Aviat Networks, Inc.*	15,896	53,570
Aware, Inc.	3,075	14,237
Bel Fuse, Inc. "B"	2,615	40,820
Black Box Corp.	4,089	89,181
CalAmp Corp.*	8,876	97,370
Calix, Inc.*	9,998	81,484
Ciena Corp.*	25,164	402,876
Comtech Telecommunications Corp.	4,546	110,377
Digi International, Inc.*	6,289	56,161
Emulex Corp.*	21,678	141,557
Extreme Networks, Inc.*	23,241	78,322
Finisar Corp.* (a)	23,180	305,744
Globecomm Systems, Inc.*	5,990	71,940
Harmonic, Inc.*	29,657	171,714
Infinera Corp.* (a)	28,164	197,148
InterDigital, Inc. (a)	10,392	497,049
Ixia*	10,663	230,747
KVH Industries, Inc.*	3,585	48,648
Loral Space & Communications, Inc.	2,779	171,965
NETGEAR, Inc.*	9,648	323,305
NumereX Corp. "A"*	2,509	32,090
Oclaro, Inc.*	17,471	22,013
Oplink Communications, Inc.*	4,731	77,588
ParkerVision, Inc.* (a)	20,348	74,677
PC-Tel, Inc.	4,967	35,266
Plantronics, Inc.	10,804	477,429
Procera Networks, Inc.*	4,964	59,022
Ruckus Wireless, Inc.* (a)	2,180	45,780
ShoreTel, Inc.*	12,511	45,415
Sonus Networks, Inc.*	53,938	139,699
Symmetricom, Inc.*	10,287	46,703
Tellabs, Inc.	92,823	194,000
Telular Corp.	3,967	39,908
TESSCO Technologies, Inc.	1,444	31,248
Ubiquiti Networks, Inc.	2,809	38,539
ViaSat, Inc.* (a)	9,524	461,343
Westell Technologies, Inc. "A"*	11,187	22,486

		6,611,108
Computers & Peripherals 0.7%
3D Systems Corp.* (a)	19,724	635,902
Avid Technology, Inc.*	7,361	46,153
Cray, Inc.*	9,994	231,961
Datalink Corp.*	4,072	49,190
Electronics for Imaging, Inc.*	11,735	297,600
Imation Corp.*	7,894	30,155
Immersion Corp.*	7,059	82,873
Intermec, Inc.*	15,328	150,674
Intevac, Inc.*	6,166	29,103
OCZ Technology Group, Inc.* (a)	17,447	31,405
QLogic Corp.*	23,045	267,322
Quantum Corp.*	58,898	75,389
Silicon Graphics International Corp.* (a)	8,188	112,585
STEC, Inc.*	9,117	40,297
Super Micro Computer, Inc.*	7,308	82,507
Synaptics, Inc.*	8,549	347,859

		2,510,975
Electronic Equipment, Instruments & Components 2.2%
Aeroflex Holding Corp.*	5,160	40,558
Agilysys, Inc.*	3,918	38,945
Anixter International, Inc.	7,169	501,256
Audience, Inc.*	1,623	24,751
Badger Meter, Inc.	3,644	195,027
Benchmark Electronics, Inc.*	14,617	263,398
Checkpoint Systems, Inc.*	10,033	131,031
Cognex Corp.	10,874	458,339
Coherent, Inc.	6,008	340,894
CTS Corp.	8,699	90,818
Daktronics, Inc.	9,272	97,356
DTS, Inc.*	4,685	77,912
Echelon Corp.*	8,966	21,877
Electro Rent Corp.	4,593	85,154
Electro Scientific Industries, Inc.	5,857	64,720
Fabrinet*	5,524	80,706
FARO Technologies, Inc.*	4,253	184,538
FEI Co.	9,631	621,681
GSI Group, Inc.*	7,237	61,732
Insight Enterprises, Inc.*	11,254	232,057
InvenSense, Inc.* (a)	9,302	99,345
KEMET Corp.*	11,817	73,856
Key Tronic Corp.*	2,803	32,122
Littelfuse, Inc.	5,502	373,311
Maxwell Technologies, Inc.*	7,304	39,369
Measurement Specialties, Inc.*	3,889	154,665
Mercury Systems, Inc.*	7,871	58,009
Mesa Laboratories, Inc.	688	36,457
Methode Electronics, Inc.	9,386	120,892
MTS Systems Corp.	4,080	237,252
Multi-Fineline Electronix, Inc.*	2,319	35,782
Neonode, Inc.* (a)	6,018	34,724
Newport Corp.*	9,525	161,163
OSI Systems, Inc.*	5,042	314,066
Park Electrochemical Corp.	5,315	134,682
PC Connection, Inc.	2,400	39,240
Plexus Corp.*	8,867	215,557
Power-One, Inc.* (a)	16,673	69,193
RadiSys Corp.*	6,137	30,194
RealD, Inc.* (a)	10,296	133,848
Richardson Electronics Ltd.	3,142	37,264
Rofin-Sinar Technologies, Inc.*	7,142	193,477
Rogers Corp.*	4,104	195,432
Sanmina Corp.*	20,678	234,902
ScanSource, Inc.*	6,990	197,258
SYNNEX Corp.*	6,687	247,419
TTM Technologies, Inc.*	13,681	103,976
Universal Display Corp.* (a)	10,081	296,281
Viasystems Group, Inc.*	804	10,484
Vishay Precision Group, Inc.*	3,234	47,507
Zygo Corp.*	4,108	60,839

		7,631,316
Internet Software & Services 2.2%
Angie's List, Inc.* (a)	9,113	180,073
Bankrate, Inc.*	11,584	138,313
Bazaarvoice, Inc.*	2,547	18,644
Blucora, Inc.*	10,079	156,023
Brightcove, Inc.*	1,519	9,433
Carbonite, Inc.*	3,027	33,146
comScore, Inc.*	9,104	152,765
Constant Contact, Inc.*	7,847	101,854
Cornerstone OnDemand, Inc.*	8,544	291,350
CoStar Group, Inc.*	7,159	783,624
Dealertrack Technologies, Inc.*	10,786	316,893
Demand Media, Inc.*	7,514	64,846
Demandware, Inc.* (a)	1,752	44,413
Dice Holdings, Inc.*	10,974	111,167
Digital River, Inc.*	9,230	130,512
E2open, Inc.*	1,054	21,017
EarthLink, Inc.	27,180	147,316
Envestnet, Inc.*	5,269	92,260
ExactTarget, Inc.*	2,379	55,359
Internap Network Services Corp.*	13,439	125,655
Intralinks Holdings, Inc.*	9,050	57,558
iPass, Inc.*	13,961	27,643
j2 Global, Inc. (a)	11,742	460,404
Keynote Systems, Inc.	3,953	55,184
Limelight Networks, Inc.*	16,309	33,597
Liquidity Services, Inc.* (a)	5,979	178,234
LivePerson, Inc.*	13,900	188,762
LogMeIn, Inc.*	5,685	109,266
Marchex, Inc. "B"	5,551	23,370
Market Leader, Inc.*	5,904	52,900
MeetMe, Inc.* (a)	4,972	11,336
Millennial Media, Inc.*	3,060	19,431
Monster Worldwide, Inc.* (a)	30,648	155,385
Move, Inc.*	9,766	116,704
NIC, Inc.	16,344	313,151
OpenTable, Inc.* (a)	5,734	361,127
Perficient, Inc.*	8,130	94,796
QuinStreet, Inc.*	8,021	47,885
RealNetworks, Inc.*	5,493	42,351
Responsys, Inc.*	8,825	78,101
Saba Software, Inc.*	7,434	59,100
SciQuest, Inc.*	4,484	107,795
Spark Networks, Inc.*	3,089	21,747
SPS Commerce, Inc.*	3,188	136,032
Stamps.com, Inc.*	3,485	87,020
Support.com, Inc.*	12,427	51,945
Synacor, Inc.*	1,810	5,412
TechTarget, Inc.*	3,701	18,098
The Active Network, Inc.*	9,525	39,910
Travelzoo, Inc.*	1,909	40,795
Trulia, Inc.* (a)	1,804	56,609
United Online, Inc.	22,523	135,814
Unwired Planet, Inc.*	22,941	50,929
ValueClick, Inc.*	19,064	563,341
VistaPrint NV*	8,672	335,259
Vocus, Inc.*	5,242	74,174
Web.com Group, Inc.*	8,765	149,706
WebMD Health Corp.*	12,741	309,861
XO Group, Inc.*	6,554	65,540
Xoom Corp.*	1,843	42,094
Yelp, Inc.* (a)	2,029	48,108
Zix Corp.*	15,785	56,510

		7,857,647
IT Services 1.9%
Acxiom Corp.*	19,491	397,616
CACI International, Inc. "A"*	5,756	333,100
Cardtronics, Inc.*	11,188	307,223
Cass Information Systems, Inc.	2,555	107,412
CIBER, Inc.*	18,070	84,929
Computer Task Group, Inc.	3,875	82,886
Convergys Corp.	27,722	472,106
CSG Systems International, Inc.*	8,551	181,196
EPAM Systems, Inc.*	1,302	30,246
Euronet Worldwide, Inc.*	12,877	339,180
Exlservice Holdings, Inc.*	5,869	192,973
Forrester Research, Inc.	3,602	114,003
Global Cash Access Holdings, Inc.*	16,971	119,646
Heartland Payment Systems, Inc. (a)	9,838	324,359
Higher One Holdings Inc.* (a)	6,944	61,732
iGATE Corp.*	8,295	156,029
Innodata, Inc.*	5,942	20,500
Lionbridge Technologies, Inc.*	14,175	54,857
ManTech International Corp. "A" (a)	5,774	155,147
Mattersight Corp.*	2,722	11,677
MAXIMUS, Inc.	8,619	689,261
ModusLink Global Solutions, Inc.*	10,185	33,611
MoneyGram International, Inc.*	5,370	97,197
PRGX Global, Inc.*	5,637	39,177
Sapient Corp.*	31,252	380,962
ServiceSource International, Inc.*	12,528	88,573
Sykes Enterprises, Inc.*	9,705	154,892
Syntel, Inc.	3,918	264,543
TeleTech Holdings, Inc.*	5,871	124,524
The Hackett Group, Inc.	6,586	30,098
Unisys Corp.*	11,116	252,889
Virtusa Corp.*	4,670	110,959
WEX, Inc.*	9,866	774,481

		6,587,984
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	10,188	186,440
Alpha & Omega Semiconductor Ltd.*	4,621	41,034
Ambarella, Inc.*	1,551	24,289
Amkor Technology, Inc.* (a)	18,900	75,600
ANADIGICS, Inc.*	17,316	34,632
Applied Micro Circuits Corp.*	16,581	123,031
ATMI, Inc.*	8,043	180,404
Axcelis Technologies, Inc.*	28,848	36,060
AXT, Inc.*	8,503	24,999
Brooks Automation, Inc.	16,541	168,387
Cabot Microelectronics Corp.*	5,983	207,909
Cavium, Inc.* (a)	12,611	489,433
CEVA, Inc.*	5,959	92,960
Cirrus Logic, Inc.* (a)	16,358	372,144
Cohu, Inc.	6,182	57,864
Cymer, Inc.*	7,851	754,481
Diodes, Inc.*	9,114	191,212
DSP Group, Inc.*	5,203	41,988
Entegris, Inc.*	34,833	343,453
Entropic Communications, Inc.* (a)	22,308	90,794
Exar Corp.*	9,403	98,732
First Solar, Inc.* (a)	15,279	411,922
FormFactor, Inc.*	12,181	57,251
GSI Technology, Inc.*	5,571	36,713
GT Advanced Technologies, Inc.* (a)	29,333	96,506
Hittite Microwave Corp.*	7,994	484,117
Inphi Corp.*	5,808	60,694
Integrated Device Technology, Inc.*	36,200	270,414
Integrated Silicon Solution, Inc.*	7,155	65,611
Intermolecular, Inc.*	3,716	37,903
International Rectifier Corp.* (a)	17,558	371,352
Intersil Corp. "A"	32,355	281,812
IXYS Corp.	6,197	59,429
Kopin Corp.*	16,681	61,720
Lattice Semiconductor Corp.*	29,896	162,933
LTX-Credence Corp.*	12,253	74,008
MA-COM Technology Solutions Holdings, Inc.*	1,630	26,194
Mattson Technology, Inc.*	15,699	21,665
MaxLinear, Inc. "A"*	5,951	36,896
MEMC Electronic Materials, Inc.*	58,520	257,488
Micrel, Inc.	12,444	130,786
Microsemi Corp.*	22,557	522,646
Mindspeed Technologies, Inc.*	8,832	29,411
MKS Instruments, Inc.	13,336	362,739
Monolithic Power Systems, Inc.	8,171	199,127
MoSys, Inc.*	8,668	40,826
Nanometrics, Inc.*	5,957	85,960
NeoPhotonics Corp.*	5,249	26,822
NVE Corp.*	1,211	68,325
OmniVision Technologies, Inc.*	13,262	182,750
PDF Solutions, Inc.*	6,254	100,189
Peregrine Semiconductor Corp.*	1,660	16,218
Pericom Semiconductor Corp.*	6,165	41,984
Photronics, Inc.*	15,331	102,411
PLX Technology, Inc.*	10,725	48,906
Power Integrations, Inc.	7,200	312,552
QuickLogic Corp.* (a)	10,424	25,643
Rambus, Inc.*	27,527	154,426
RF Micro Devices, Inc.*	70,578	375,475
Rubicon Technology, Inc.*	4,227	27,898
Rudolph Technologies, Inc.*	8,098	95,394
Semtech Corp.*	16,628	588,465
Sigma Designs, Inc.*	7,924	38,590
Silicon Image, Inc.*	21,296	103,499
Spansion, Inc. "A"*	12,095	155,663
STR Holdings, Inc.*	8,021	17,406
SunPower Corp.* (a)	10,097	116,519
Supertex, Inc.	2,556	56,769
Tessera Technologies, Inc.	13,166	246,863
TriQuint Semiconductor, Inc.*	42,743	215,852
Ultra Clean Holdings*	7,250	47,125
Ultratech, Inc.*	6,654	263,033
Veeco Instruments, Inc.* (a)	9,860	377,934
Volterra Semiconductor Corp.*	6,566	93,237

		11,781,917
Software 3.7%
Accelrys, Inc.*	13,794	134,630
ACI Worldwide, Inc.*	10,089	492,949
Actuate Corp.*	12,276	73,656
Advent Software, Inc.*	7,990	223,480
American Software, Inc. "A"	5,631	46,850
Aspen Technology, Inc.*	23,753	766,984
AVG Technologies NV* (a)	2,103	29,274
Blackbaud, Inc.	11,448	339,204
Bottomline Technologies de, Inc.*	9,524	271,529
BroadSoft, Inc.*	6,973	184,575
Callidus Software* (a)	8,263	37,762
CommVault Systems, Inc.*	11,334	929,161
Comverse, Inc.*	5,527	154,977
Digimarc Corp.	1,901	41,765
Ebix, Inc. (a)	7,314	118,633
Ellie Mae, Inc.*	6,325	152,116
Envivio, Inc.*	2,079	3,534
EPIQ Systems, Inc.	7,974	111,875
ePlus, Inc.	949	43,853
Exa Corp.*	1,810	17,231
Fair Isaac Corp.	8,700	397,503
FalconStor Software, Inc.*	8,242	22,089
FleetMatics Group PLC*	2,331	56,527
Glu Mobile, Inc.* (a)	14,500	43,210
Guidance Software, Inc.*	3,445	37,378
Guidewire Software, Inc.*	5,190	199,504
Imperva, Inc.*	2,446	94,171
Infoblox, Inc.*	2,082	45,179
Interactive Intelligence Group*	3,720	164,982
Jive Software, Inc.*	4,007	60,906
Manhattan Associates, Inc.*	5,157	383,114
Mentor Graphics Corp.	23,653	426,937
MicroStrategy, Inc. "A"*	2,161	218,434
Monotype Imaging Holdings, Inc.	9,176	217,930
NetScout Systems, Inc.*	9,320	228,993
Pegasystems, Inc.	4,392	123,327
Pervasive Software, Inc.*	3,542	32,480
Progress Software Corp.*	14,634	333,363
Proofpoint, Inc.*	1,698	28,628
PROS Holdings, Inc.*	5,588	151,826
PTC, Inc.*	30,365	774,004
QAD, Inc. "A"	1,775	22,791
QLIK Technologies, Inc.*	21,660	559,478
Qualys, Inc.*	2,257	27,851
RealPage, Inc.* (a)	9,085	188,150
Rosetta Stone, Inc.*	2,501	38,465
Sapiens International Corp.	3,661	19,916
SeaChange International, Inc.*	7,136	84,847
Sourcefire, Inc.*	7,498	444,107
SS&C Technologies Holdings, Inc.*	8,584	257,348
Synchronoss Technologies, Inc.*	6,928	214,976
Take-Two Interactive Software, Inc.*	19,835	320,335
Tangoe, Inc.*	7,701	95,415
TeleNav, Inc.*	4,248	27,400
TiVo, Inc.*	31,654	392,193
Tyler Technologies, Inc.*	7,645	468,333
Ultimate Software Group, Inc.*	6,760	704,122
VASCO Data Security International, Inc.*	7,302	61,629
Verint Systems, Inc.*	12,673	463,198
Virnetx Holding Corp.* (a)	10,645	204,065
Websense, Inc.*	9,285	139,275

		12,948,417
Materials 5.2%
Chemicals 2.3%
A. Schulman, Inc.	7,516	237,205
ADA-ES, Inc.*	2,143	56,940
American Vanguard Corp.	7,063	215,704
Arabian American Development Co.*	4,736	39,925
Axiall Corp.	17,631	1,095,943
Balchem Corp.	7,423	326,167
Calgon Carbon Corp.*	13,671	247,445
Chase Corp.	1,651	31,897
Chemtura Corp.*	25,053	541,395
Ferro Corp.*	21,917	147,940
Flotek Industries, Inc.*	12,668	207,122
FutureFuel Corp.	4,819	58,551
GSE Holding, Inc.*	2,103	17,371
H.B. Fuller Co.	12,682	495,613
Hawkins, Inc.	2,333	93,203
Innophos Holdings, Inc.	5,534	301,935
Innospec, Inc.	5,859	259,437
KMG Chemicals, Inc.	1,977	38,433
Koppers Holdings, Inc.	5,217	229,444
Kraton Performance Polymers, Inc.*	8,182	191,459
Landec Corp.*	6,369	92,159
LSB Industries, Inc.*	4,758	165,483
Minerals Technologies, Inc.	9,046	375,499
Olin Corp.	20,367	513,656
OM Group, Inc.*	8,136	191,033
Omnova Solutions, Inc.*	11,890	91,196
PolyOne Corp.	25,267	616,767
Quaker Chemical Corp.	3,256	192,169
Sensient Technologies Corp.	12,681	495,700
Stepan Co.	4,522	285,338
Tredegar Corp.	6,031	177,553
Zep, Inc.	5,590	83,906
Zoltek Companies, Inc.* (a)	6,857	81,941

		8,195,529
Construction Materials 0.4%
Eagle Materials, Inc.	12,414	827,145
Headwaters, Inc.*	18,433	200,920
Texas Industries, Inc.* (a)	5,737	362,062
United States Lime & Minerals, Inc.*	464	24,680

		1,414,807
Containers & Packaging 0.3%
AEP Industries, Inc.*	1,035	74,323
Berry Plastics Group, Inc.*	7,363	140,265
Boise, Inc.	25,523	221,029
Graphic Packaging Holding Co.*	37,126	278,074
Myers Industries, Inc.	8,628	120,447
UFP Technologies, Inc.*	1,471	28,964

		863,102
Metals & Mining 1.3%
A.M. Castle & Co.* (a)	4,092	71,610
AK Steel Holding Corp. (a)	34,272	113,440
AMCOL International Corp.	6,365	192,159
Century Aluminum Co.*	13,203	102,191
Coeur d'Alene Mines Corp.*	22,804	430,083
General Moly, Inc.* (a)	16,802	37,132
Globe Specialty Metals, Inc.	15,567	216,693
Gold Resource Corp. (a)	7,729	100,709
Golden Minerals Co.* (a)	8,482	20,187
Golden Star Resources Ltd.* (a)	66,403	106,245
Handy & Harman Ltd.*	1,316	20,253
Haynes International, Inc.	3,163	174,914
Hecla Mining Co. (a)	72,356	285,806
Horsehead Holding Corp.*	11,143	121,236
Kaiser Aluminum Corp.	4,893	316,333
Materion Corp.	5,223	148,856
McEwen Mining, Inc.* (a)	54,981	157,246
Metals U.S.A. Holdings Corp.	2,934	60,587
Midway Gold Corp.*	30,881	37,675
Noranda Aluminum Holding Corp.	8,201	36,823
Olympic Steel, Inc.	2,416	57,742
Paramount Gold and Silver Corp.* (a)	32,756	73,046
Revett Minerals, Inc.*	6,194	14,122
RTI International Metals, Inc.*	7,676	243,252
Schnitzer Steel Industries, Inc. "A"	6,375	169,958
Stillwater Mining Co.*	29,376	379,832
SunCoke Energy, Inc.*	17,765	290,103
U.S. Antimony Corp.* (a)	14,417	24,941
U.S. Silica Holdings, Inc. (a)	3,097	73,027
Universal Stainless & Alloy Products, Inc.*	1,695	61,613
Vista Gold Corp.* (a)	15,599	33,694
Worthington Industries, Inc.	13,278	411,352

		4,582,860
Paper & Forest Products 0.9%
Boise Cascade Co.*	3,430	116,414
Buckeye Technologies, Inc.	9,997	299,410
Clearwater Paper Corp.*	5,918	311,820
Deltic Timber Corp.	2,794	192,004
KapStone Paper & Packaging Corp.	10,254	285,061
Louisiana-Pacific Corp.*	34,918	754,229
Neenah Paper, Inc.	4,049	124,547
P.H. Glatfelter Co.	10,798	252,457
Resolute Forest Products* (a)	20,549	332,483
Schweitzer-Mauduit International, Inc.	7,917	306,625
Wausau Paper Corp.	11,288	121,685

		3,096,735
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.5%
8x8, Inc.*	18,261	125,088
Atlantic Tele-Network, Inc.	2,243	108,808
Cbeyond, Inc.*	6,845	50,858
Cincinnati Bell, Inc.*	50,062	163,202
Cogent Communications Group, Inc.	11,885	313,764
Consolidated Communications Holdings, Inc. (a)	10,035	176,114
FairPoint Communications, Inc.* (a)	4,974	37,156
General Communication, Inc. "A"*	9,326	85,519
Hawaiian Telcom Holdco, Inc.*	2,499	57,652
HickoryTech Corp.	3,385	34,358
IDT Corp. "B"	3,793	45,744
inContact, Inc.*	9,525	77,057
Iridium Communications, Inc.* (a)	12,474	75,093
Lumos Networks Corp.	3,931	52,990
magicJack VocalTec Ltd.* (a)	3,684	51,576
Neutral Tandem, Inc.	7,530	24,623
Orbcomm, Inc.*	8,994	46,859
Premiere Global Services, Inc.*	12,830	141,002
Primus Telecommunications Group, Inc.	3,262	36,045
Towerstream Corp.* (a)	11,360	25,333
Vonage Holdings Corp.*	40,623	117,400

		1,846,241
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	4,230	23,350
Leap Wireless International, Inc.* (a)	13,704	80,716
NTELOS Holdings Corp.	3,931	50,356
Shenandoah Telecommunications Co.	6,000	91,380
U.S.A. Mobility, Inc.	5,621	74,591

		320,393
Utilities 3.2%
Electric Utilities 1.5%
ALLETE, Inc.	9,704	475,690
Cleco Corp.	15,474	727,742
El Paso Electric Co.	10,132	340,942
Empire District Electric Co.	10,655	238,672
IDACORP, Inc.	12,707	613,367
MGE Energy, Inc.	5,852	324,435
Otter Tail Corp.	9,145	284,775
PNM Resources, Inc.	20,188	470,179
Portland General Electric Co.	19,206	582,518
UIL Holdings Corp.	12,872	509,603
Unitil Corp.	3,402	95,698
UNS Energy Corp.	10,232	500,754

		5,164,375
Gas Utilities 0.9%
Chesapeake Utilities Corp.	2,380	116,739
Delta Natural Gas Co., Inc.	1,824	39,873
New Jersey Resources Corp. (a)	10,535	472,495
Northwest Natural Gas Co.	6,793	297,669
Piedmont Natural Gas Co., Inc. (a)	19,098	627,942
South Jersey Industries, Inc.	7,719	429,099
Southwest Gas Corp.	11,723	556,373
The Laclede Group, Inc. (a)	5,667	241,981
WGL Holdings, Inc.	13,117	578,460

		3,360,631
Independent Power Producers & Energy Traders 0.1%
American DG Energy, Inc.* (a)	6,574	13,806
Atlantic Power Corp.	28,841	142,186
Genie Energy Ltd. "B"	3,759	34,808
Ormat Technologies, Inc.	4,543	93,813

		284,613
Multi-Utilities 0.4%
Avista Corp.	14,912	408,589
Black Hills Corp.	11,199	493,204
CH Energy Group, Inc.	3,763	246,062
NorthWestern Corp.	9,237	368,187

		1,516,042
Water Utilities 0.3%
American States Water Co.	4,791	275,818
Artesian Resources Corp. "A"	1,827	41,053
Cadiz, Inc.*	3,195	21,598
California Water Service Group	11,892	236,651
Connecticut Water Service, Inc.	2,789	81,522
Consolidated Water Co., Ltd.	3,947	39,075
Middlesex Water Co.	3,883	75,796
SJW Corp.	3,615	95,798
York Water Co.	3,200	60,160

		927,471

Total Common Stocks (Cost $277,149,317)		342,172,263
Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 10/14/2013* (Cost $0)	2,943	18

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135% **, 4/25/2013 (b) (Cost $1,334,880)	1,335,000	1,334,969

	Shares	Value ($)
Securities Lending Collateral 18.1%
Daily Assets Fund Institutional, 0.14% (c) (d) (Cost $63,265,318)	63,265,318	63,265,318
Cash Equivalents 2.3%
Central Cash Management Fund, 0.12% (c) (Cost $7,944,772)	7,944,772	7,944,772

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $349,694,287) †	118.7	414,717,340
Other Assets and Liabilities, Net (a)	(18.7)	(65,448,145)

Net Assets	100.0	349,269,195

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $355,082,989.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $59,634,351.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $99,242,271 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,607,920.

(a)
All or a portion of these securities were on loan.  In addition, included in other assets and liabilities, net are pending sales, that are also on loan. The value of all securities loaned at March 31, 2013 amounted to $61,497,119, which is 17.6% of net assets.

(b)	At March 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	6/21/2013	80	7,591,200	97,334

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and Warrants(e)	$342,172,263	$—	$18	$342,172,281
Government & Agency Obligation	—	1,334,969	—	1,334,969
Short-Term Investments(e)	71,210,090	—	—	71,210,090
Derivatives(f)	97,334	—	—	97,334
Total	$413,479,687	$1,334,969	$18	$414,814,674

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$97,334

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013